UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Shareholder Report.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

Letter from the President of SSgA Funds Management, Inc. (Unaudited)

Dear Shareholder:

We are pleased to provide you with the June 30, 2014, Semi-Annual Report for the State Street Institutional Money Market Funds. On July 23, 2014, the SEC adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosures and stress testing.

Our leadership position in the cash management space allows us to be nimble enough to find new solutions for institutional clients as we assess the impact of the regulations on all aspects of the products. State Street Global Advisors is well positioned across the cash management spectrum and we will continue to reassess our cash solutions offerings during the two-year implementation timeframe. We look forward to collaborating on the best course to take in order to adapt to these new reforms.

We hope that you find the enclosed information useful and thank you for the confidence that you have placed in the State Street Institutional Money Market Funds.

Sincerely,

Ellen M. Needham

President

State Street Institutional Money Market Funds

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State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014

Premier Class Shares (formerly Institutional Class)	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.30	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Premier Class Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.20	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.60	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.45	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.50	$0.30

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Premier Class Shares’ annualized expense ratio as of June 30, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.12%
State Street Institutional Tax Free Money Market Fund	0.04%
State Street Institutional U.S. Government Money Market Fund	0.07%
State Street Institutional Treasury Money Market Fund	0.06%
State Street Institutional Treasury Plus Money Market Fund	0.06%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2014

Investment Class Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.00	$0.94

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Investment Class Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,023.85	$0.95

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.60	$0.20

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.45	$0.35

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.50	$0.30

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized expense ratio as of June 30, 2014, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.19%
State Street Institutional Tax Free Money Market Fund	0.04%
State Street Institutional U.S. Government Money Market Fund	0.07%
State Street Institutional Treasury Money Market Fund	0.06%
State Street Institutional Treasury Plus Money Market Fund	0.06%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2014

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.40	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended June 30, 2014 was 0.10%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$40,567,700,583	$282,039,905	$10,351,986,174	$11,089,978,980	$2,533,446,702
Receivable from Adviser and Distributor (Note 3)	221,283	89,505	538,543	1,083,901	223,757
Prepaid expenses and other assets	128,648	3,731	51,102	115,674	41,716

Total assets	40,568,050,514	282,133,141	10,352,575,819	11,091,178,555	2,533,712,175

Liabilities
Administration and custody fees payable (Note 3)	1,603,437	12,758	393,039	471,431	105,271
Shareholder servicing fee payable (Note 3)	194,879	40,642	124,431	235,864	22,605
Distribution fees payable (Note 3)	77,950	16,257	49,772	94,346	9,250
Trustees’ fees payable	4,028	3,889	4,028	4,028	4,028
Registration and filing fees payable	–	6,928	89,440	–	–
Dividends payable	348,847	–	–	3	–
Professional fees payable	6,431	6,449	6,449	6,449	6,451
Transfer agent fees payable	–	1,661	1,450	–	1,566
Accrued expenses and other liabilities	215	5,835	3,860	287	7,494

Total liabilities	2,235,787	94,419	672,469	812,408	156,665

Net Assets	$40,565,814,727	$282,038,722	$10,351,903,350	$11,090,366,147	$2,533,555,510

Net Assets Consist of:
Paid-in capital	$40,565,692,718	$282,038,722	$10,352,069,016	$11,090,288,538	$2,533,556,820
Undistributed net investment income	38	–	(86)	–	225
Accumulated net realized gain (loss)	121,971	–	(165,580)	77,609	(1,535)

Net Assets	$40,565,814,727	$282,038,722	$10,351,903,350	$11,090,366,147	$2,533,555,510

Total Net Assets
Premier Class	$37,934,721,831	$71,789,114	$9,796,535,742	$9,928,418,350	$2,426,166,525

Investment Class	$877,627,759	$210,249,608	$555,367,608	$1,161,947,797	$107,388,985

Class M Shares	$1,753,465,137	$–	$–	$–	$–

Shares of Beneficial Interest Outstanding
Premier Class	37,934,620,714	71,783,269	9,796,900,449	9,928,456,142	2,426,291,793

Investment Class	877,610,310	210,259,745	555,438,801	1,161,933,159	107,413,175

Class M Shares	1,753,459,365	–	–	–	–

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$37,189,663	$64,422	$3,299,233	$2,982,087	$713,377
Expenses allocated from Portfolio (Note 2)	(12,926,033)	(154,036)	(2,907,421)	(3,463,709)	(894,265)

	24,263,630	(89,614)	391,812	(481,622)	(180,888)

Expenses
Administration and custody fees (Note 3)	9,677,315	83,075	2,209,192	2,621,071	647,520
Shareholder servicing fee – Investment Class (Note 3)	1,145,169	264,552	780,568	1,558,229	115,142
Distribution fees – Investment Class (Note 3)	458,068	105,821	312,227	623,291	46,057
Transfer agent fees (Note 3)	36,146	10,796	19,387	12,827	10,625
Registration and filing fees	22,384	13,589	14,740	14,740	14,869
Printing fees	16,762	9,140	14,294	9,535	17,783
Professional fees	12,580	12,576	12,576	12,576	12,590
Trustees’ fees and expenses	4,028	3,889	4,029	4,028	4,028
Other expenses	253,218	11,539	65,717	67,418	21,060

Total expenses	11,625,670	514,977	3,432,730	4,923,715	889,674
Less: Expenses reimbursed by the Adviser (Note 3)	–	(234,218)	(1,948,037)	(3,223,817)	(909,366)
Shareholder servicing fees waived – Investment Class (Note 3)	(822,959)	(264,552)	(780,568)	(1,558,229)	(115,142)
Distribution fees waived – Investment Class (Note 3)	(458,068)	(105,821)	(312,227)	(623,291)	(46,057)

Net expenses	10,344,643	(89,614)	391,898	(481,622)	(180,891)

Net investment income (loss)	13,918,987	–	(86)	–	3

Net realized gain allocated from Portfolio on investments	121,971	–	–	58,764	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,040,958	$–	$(86)	$58,764	$3

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$13,918,987	$32,033,463	$–	$–
Net realized gain on investments	121,971	177,461	–	–

Net increase in net assets from operations	14,040,958	32,210,924	–	–

Distributions to Shareholders from:
Net investment income
Premier Class	(12,701,276)	(29,184,932)	–	–
Investment Class	–	(5,330)	–	–
Class M Shares	(1,217,673)	(3,020,682)	–	–

Net realized gain on investments
Premier Class	–	(251,002)	–	–
Investment Class	–	(8,467)	–	–
Class M Shares	–	(22,446)	–	–

Total distributions	(13,918,949)	(32,492,859)	–	–

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	183,810,327,476	336,083,274,055	394,433,198	1,016,054,183
Reinvestment of distributions	10,177,887	24,430,932	–	–
Shares redeemed	(175,735,922,967)	(330,666,228,512)	(441,803,377)	(1,037,149,920)

Net increase (decrease) from capital share transactions	8,084,582,396	5,441,476,475	(47,370,179)	(21,095,737)

Investment Class
Shares sold	2,427,702,967	4,754,323,242	258,668,388	333,396,430
Reinvestment of distribution	–	757	–	–
Shares redeemed	(2,563,229,880)	(4,702,331,212)	(237,282,042)	(512,778,308)

Net increase (decrease) from capital share transactions	(135,526,913)	51,992,787	21,386,346	(179,381,878)

Class M Shares
Shares sold	8,910,598,438	15,835,425,740	–	–
Reinvestment of distributions	1,217,670	3,043,106	–	–
Shares redeemed	(9,983,672,667)	(14,910,742,956)	–	–

Net increase (decrease) from capital share transactions	(1,071,856,559)	927,725,890	–	–

Net Increase (Decrease) in Net Assets	6,877,320,933	6,420,913,217	(25,983,833)	(200,477,615)
Net Assets
Beginning of period	33,688,493,794	27,267,580,577	308,022,555	508,500,170

End of period	$40,565,814,727	$33,688,493,794	$282,038,722	$308,022,555

Undistributed (Distributions in excess of) net investment income	$38	$–	$–	$–

Changes in Shares:
Premier Class
Shares sold	183,810,327,476	336,083,274,055	394,433,198	1,016,054,183
Reinvestment of distributions	10,177,887	24,430,932	–	–
Shares redeemed	(175,735,922,967)	(330,666,228,512)	(441,803,377)	(1,037,149,920)

Net increase (decrease) in shares	8,084,582,396	5,441,476,475	(47,370,179)	(21,095,737)

Investment Class
Shares sold	2,427,702,967	4,754,323,242	258,668,387	333,396,430
Reinvestment of distributions	–	757	–	–
Shares redeemed	(2,563,229,880)	(4,702,331,212)	(237,282,042)	(512,778,308)

Net increase (decrease) in shares	(135,526,913)	51,992,787	21,386,345	(179,381,878)

Class M Shares
Shares sold	8,910,598,438	15,835,425,740	–	–
Reinvestment of distributions	1,217,670	3,043,106	–	–
Shares redeemed	(9,983,672,667)	(14,910,742,956)	–	–

Net increase (decrease) in shares	(1,071,856,559)	927,725,890	–	–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income (loss)	$(86)	$367,253	$–	$–
Net realized gain on investments	–	–	58,764	31,186

Net increase (decrease) in net assets from operations	(86)	367,253	58,764	31,186

Distributions to Shareholders from:
Net investment income
Premier Class	–	(367,253)	–	(4,791)
Investment Class	–	–	–	(507)

Net realized gain on investments
Premier Class	–	–	–	(11,156)
Investment Class	–	–	–	(1,182)

Total distributions	–	(367,253)	–	(17,636)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	14,661,742,229	29,289,928,667	16,020,420,689	33,038,519,477
Reinvestment of distributions	–	300,395	–	11,000
Shares redeemed	(12,054,456,562)	(29,215,192,015)	(18,041,636,460)	(31,240,037,368)

Net increase (decrease) from capital share transactions	2,607,285,667	75,037,047	(2,021,215,771)	1,798,493,109

Investment Class
Shares sold	1,815,729,957	3,561,968,939	995,473,457	2,944,776,957
Reinvestment of distribution	–	–	–	–
Shares redeemed	(1,951,831,335)	(3,525,478,044)	(1,240,739,883)	(3,013,504,193)

Net increase (decrease) from capital share transactions	(136,101,378)	36,490,895	(245,266,426)	(68,727,236)

Net Increase (Decrease) in Net Assets	2,471,184,203	111,527,942	(2,266,423,433)	1,729,779,423
Net Assets
Beginning of period	7,880,719,147	7,769,191,205	13,356,789,580	11,627,010,157

End of period	$10,351,903,350	$7,880,719,147	$11,090,366,147	$13,356,789,580

Undistributed (Distributions in excess of) net investment income	$(86)	$–	$–	$–

Changes in Shares:
Premier Class
Shares sold	14,661,742,229	29,289,928,667	16,020,420,689	33,038,519,477
Reinvestment of distributions	–	300,395	–	11,000
Shares redeemed	(12,054,456,562)	(29,215,192,015)	(18,041,636,460)	(31,240,037,368)

Net increase (decrease) in shares	2,607,285,667	75,037,047	(2,021,215,771)	1,798,493,109

Investment Class
Shares sold	1,815,729,957	3,561,968,939	995,473,457	2,944,776,957
Reinvestment of distributions	–	–	–	–
Shares redeemed	(1,951,831,335)	(3,525,478,044)	(1,240,739,883)	(3,013,504,193)

Net increase (decrease) in shares	(136,101,378)	36,490,895	(245,266,426)	(68,727,236)

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$3	$17,770
Net realized gain (loss) on investments	–	(1,535)

Net increase in net assets from operations	3	16,235

Distributions to Shareholders from:
Net investment income
Premier Class	–	(17,770)
Investment Class	–	–

Net realized gain on investments
Premier Class	–	(183)
Investment Class	–	(7)

Total distributions	–	(17,960)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	7,049,128,539	10,855,859,490
Reinvestment of distributions	–	16,684
Shares redeemed	(7,302,558,288)	(10,379,419,190)

Net increase (decrease) from capital share transactions	(253,429,749)	476,456,984

Investment Class
Shares sold	220,045,902	490,118,416
Reinvestment of distribution	–	1
Shares redeemed	(186,105,914)	(511,891,549)

Net increase (decrease) from capital share transactions	33,939,988	(21,773,132)

Net Increase (Decrease) in Net Assets	(219,489,758)	454,682,127
Net Assets
Beginning of period	2,753,045,268	2,298,363,141

End of period	$2,533,555,510	$2,753,045,268

Undistributed (Distributions in excess of) net investment income	$225	$222

Changes in Shares:
Premier Class
Shares sold	7,049,128,539	10,855,859,490
Reinvestment of distributions	–	16,684
Shares redeemed	(7,302,558,288)	(10,379,419,190)

Net increase (decrease) in shares	(253,429,749)	476,456,984

Investment Class
Shares sold	220,045,902	490,118,416
Reinvestment of distributions	–	1
Shares redeemed	(186,105,914)	(511,891,549)

Net increase (decrease) in shares	33,939,988	(21,773,132)

See Notes to Financial Statements and Financial Statements of the Master Funds.

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State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Premier Class
2014*	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–		$(0.0049)
Investment Class
2014*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
Class M
2014*	$1.0000	$0.0004		$0.0000	(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2013	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Tax Free Money Market Fund
Premier Class
2014*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–		$(0.0043)
Investment Class
2014*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–		$(0.0022)
U.S. Government Money Market Fund
Premier Class
2014*	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–		$–		$–
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–		$(0.0026)
Investment Class
2014*	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–		$(0.0005)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

*	For the six months ended June 30, 2014 (Unaudited).

**	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)								Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Premier Class
2014*	$1.0000	0.03%		0.12%**	0.12%**	0.07	%**	–		$37,934,722
2013	$1.0000	0.10%		0.12%	0.12%	0.10%		–		$29,850,029
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%	0.12%	0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%	0.14%	0.43%		0.00	%(e)	$14,508,409
Investment Class
2014*	$1.0000	0.00	%(e)	0.47%**	0.19%**	0.00	%**	0.28	%**	$877,628
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%		$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%		$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%		$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%		$886,988
Class M
2014*	$1.0000	0.04%		0.10%**	0.10%**	0.09	%**	–		$1,753,465
2013	$1.0000	0.12%		0.10%	0.10%	0.12%		–		$2,825,313
2012	$1.0000	0.22%		0.10%	0.10%	0.22%		–		$1,897,611
2011(f)	$1.0000	0.01%		0.10%**	0.10%**	0.17	%**	–		$2,012,117
Tax Free Money Market Fund
Premier Class
2014*	$1.0000	0.00	%(e)	0.19%**	0.04%**	0.00	%**	0.15	%**	$71,789
2013	$1.0000	0.00	%(e)	0.20%	0.07%	0.00%		0.13%		$119,159
2012	$1.0000	0.00	%(e)	0.20%	0.12%	0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%	0.12%	0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%	0.17%	0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%	0.19%	0.33%		–		$99,976
Investment Class
2014*	$1.0000	0.00	%(e)	0.54%**	0.04%**	0.00	%**	0.50	%**	$210,250
2013	$1.0000	0.00	%(e)	0.55%	0.07%	0.00%		0.48%		$188,863
2012	$1.0000	0.00	%(e)	0.56%	0.12%	0.00	%(e)	0.44%		$368,245
2011	$1.0000	0.00	%(e)	0.54%	0.15%	0.00	%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(e)	0.28%		$290,874
2009	$1.0000	0.22%		0.54%	0.41%	0.23%		0.13%		$276,146
U.S. Government Money Market Fund
Premier Class
2014*	$1.0000	0.00	%(e)	0.12%**	0.08%**	(0.00	)%(e)**	0.04	%**	$9,796,536
2013	$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%		$7,189,250
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%	0.12%	0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%	0.12%	0.21%		0.01%		$2,879,208
Investment Class
2014*	$1.0000	0.00	%(e)	0.47%**	0.08%**	(0.00	)%(e)**	0.39	%**	$555,368
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00%		0.37%		$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%		$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%		$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%		$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%		$551,857

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Premier Class
2014*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
Investment Class
2014*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
Treasury Plus Money Market Fund
Premier Class
2014*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$0.0000	(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)
Investment Class
2014*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

*	For the six months ended June 30, 2014 (Unaudited).

**	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Premier Class
2014*	$1.0000	0.00	%(e)	0.12%**	0.06%**	0.00	%(e)**	0.06%**	$9,928,418
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
2009	$1.0000	0.04%		0.13%	0.11%	0.03%		0.02%	$1,581,525
Investment Class
2014*	$1.0000	0.00	%(e)	0.47%**	0.06%**	0.00	%(e)**	0.41%**	$1,161,948
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%	0.14%	0.00	%(e)	0.34%	$696,453
Treasury Plus Money Market Fund
Premier Class
2014*	$1.0000	0.00	%(e)	0.13%**	0.06%**	0.00	%(e)**	0.07%**	$2,426,167
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%	0.13%	0.04%		0.02%	$654,543
Investment Class
2014*	$1.0000	0.00	%(e)	0.48%**	0.06%**	0.00	%(e)**	0.42%**	$107,389
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the series (the “Funds”) and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. The Funds are authorized to issue an unlimited number of shares, with no par value.

Fund	Classes	Commencement of Operations:
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class (formerly Institutional Class) Service Class Institutional Class Investment Class Investor Class	N/A December 15, 2011 August 12, 2004 N/A N/A October 15, 2007 N/A
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A N/A October 17, 2007 N/A October 25, 2007 N/A
State Street Institutional Tax Free Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A October 12, 2007 N/A February 7, 2007 N/A
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A October 25, 2007 N/A October 25, 2007 N/A
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class (formerly Institutional Class) Institutional Class Investor Class Administration Class	N/A October 24, 2007 October 24, 2007 N/A N/A N/A
State Street Target Retirement 2015 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Target Retirement 2020 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2025 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2030 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2035 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2040 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2045 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2050 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2055 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2060 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Opportunistic Emerging Markets Fund	Class A Class C Class I Class K	N/A N/A N/A N/A

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Small Cap Emerging Markets Equity Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Global Managed Volatility Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Strategic Real Return Portfolio	N/A	N/A
State Street Strategic Real Return Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Global Equity ex-U.S. Index Portfolio	N/A	N/A
State Street Global Equity ex- U.S. Index Fund	Class A Class I Class K	N/A N/A N/A
State Street Aggregate Bond Index Portfolio	N/A	N/A
State Street Aggregate Bond Index Fund	Class A Class I Class K	N/A N/A N/A
State Street Clarion Global Real Estate Income Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Clarion Global Infrastructure & MLP Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Equity 500 Index Fund	Administrative Shares Class A Class I Class K Class R Shares Service Shares	April 11, 2001 N/A N/A N/A June 7, 2005 March 10, 2003
State Street Equity 500 Index II Portfolio	N/A	N/A
State Street Equity 400 Index Fund	N/A	N/A

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Equity 2000 Index Fund	N/A	N/A
State Street Institutional Limited Duration Bond Fund	N/A	N/A

Certain Funds are part of a master-feeder investment structure (“Feeder Fund”) and invest all of their investable assets in interests/shares of their respective master portfolio (“Master Fund”) as reflected in the table below. The investment objective and policies of each Master Fund are substantially similar to those of its respective Feeder Fund. The value of each Feeder Fund’s investment in its respective Master Fund reflects the Feeder Fund’s proportionate interest in the net assets of that Master Funds. The performance of each Feeder Fund is directly affected by the performance of its respective Master Fund. The financial statements of the Master Fund, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Feeder Funds’ financial statements.

Feeder Fund	% Investment in Master	Master Fund
State Street Institutional Liquid Reserves Fund	99.14%	State Street Money Market Portfolio*
State Street Institutional Tax Free Money Market Fund	100.00%	State Street Tax Free Money Market Portfolio*
State Street Institutional U.S. Government Money Market Fund	92.83%	State Street U.S. Government Money Market Portfolio*
State Street Institutional Treasury Money Market Fund	90.28%	State Street Treasury Money Market Portfolio*
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio*
State Street Equity 500 Index Fund	13.37%	State Street Equity 500 Index Portfolio*
State Street Global Equity ex- U.S. Index Fund	N/A	State Street Global Equity ex-U.S. Index Portfolio**
State Street Aggregate Bond Index Fund	N/A	State Street Aggregate Bond Index Portfolio**
State Street Equity 400 Index Fund	N/A	State Street Equity 400 Index Portfolio*
State Street Equity 2000 Index Fund	N/A	State Street Equity 2000 Index Portfolio*
State Street Institutional Limited Duration Bond Fund	N/A	State Street Limited Duration Bond Portfolio*

*	A series of the State Street Master Funds

**	A series of the State Street Institutional Investment Trust

The State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund are each considered to be money market funds pursuant to Rule 2a-7 under the Investment Company Act of

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

1940, as amended (the “1940 Act”) (the “Money Market Funds”). It is the policy of the Money Market Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Money Market Funds will be able to maintain a stable net asset value per share.

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of June 30, 2014, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At December 31, 2013, State Street Institutional U.S. Government Money Market Fund had capital loss carryover in the amount of $165,580, all of which may be utilized to offset future net realized capital gains until the expiration date of December 31, 2015. State Street Institutional Treasury Plus Money Market Fund had capital loss carryover in the amount of $1,535, all of which may be utilized to offset future net realized capital gains with no expiration date.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Funds have reviewed the tax positions for open years as of December 31, 2013, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

Use of estimates – The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party and Other Fees

The Portfolios retained SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the State Street Money Market Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Premier Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2015. For the six months ended June 30, 2014, SSgA FM did not reimburse or waive any fees of ILR under these agreements. Additionally, the Adviser may

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2014, SSgA FM did not voluntarily waive any fees on ILR.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Tax Free Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2014, SSgA FM voluntarily waived fees of $234,218 on the State Street Institutional Tax Free Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the State Street Institutional U.S. Government Money Market Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Premier Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2015. For the six months ended June 30, 2014, SSgA FM reimbursed the Fund $30,751 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2014, SSgA FM voluntarily waived fees of $1,917,286 on the State Street Institutional U.S. Government Money Market Fund.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2014, SSgA FM voluntarily waived fees of $3,223,817 on the State Street Institutional Treasury Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the State Street Institutional Treasury Plus Money Market Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Premier Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2015. For the six months ended June 30, 2014, SSgA FM reimbursed the Fund $83,687 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2014, SSgA FM voluntarily waived fees of $825,679 on the State Street Institutional Treasury Plus Money Market Fund.

Effective October 1, 2012, the Trust implemented the terms of its Reimbursement Agreement with SSgA FM, dated September 20, 2012. Under the terms of the Reimbursement Agreement an applicable Fund agrees to repay SSgA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSgA FM (1) more than three years after the end of the fiscal year of the Fund in which SSgA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSgA FM on any day exceeds fifty percent of the

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSgA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2014, SSgA FM has not recouped any expenses from the Funds. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
12/31/2015	$–	$83,658	$–	$269,793	$–
12/31/2016	$–	$418,224	$1,976,248	$6,058,938	$1,004,830
12/31/2017	$–	$234,218	$1,917,286	$3,223,817	$825,679

Pursuant to the administration agreement, each Fund, except ILR Class M Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSgA FM. ILR Class M Shares pays at an annual rate of 0.03% of its net assets accrued daily to SSgA FM. As of the date of the Semi-Annual Shareholder Report, the State Street Institutional U.S. Government Money Market Fund Class G was not operational. During the six months ended June 30, 2014, ILR incurred the following administration fees:

Fund	Liquid Reserves Fund
Premier Class	$9,038,713
Investment Class	$229,064
Class M	$403,320

The Funds pay an annual fee of $12,600 for custody and accounting services. Pursuant to the sub-administration agreement, SSgA FM pays an annual fee of $25,000 for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the six months ended June 30, 2014, the Funds did not make any payments to SSGM under the Rule 12b-1 Plan.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

During the six months ended June 30, 2014, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$458,068
State Street Institutional Tax Free Money Market Fund	105,821
State Street Institutional U.S. Government Money Market Fund	312,227
State Street Institutional Treasury Money Market Fund	623,291
State Street Institutional Treasury Plus Money Market Fund	46,057

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the six months ended June 30, 2014, SSGM did not make any payments to WMS.

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the six months ended June 30, 2014, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$322,210
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

During the six months ended June 30, 2014, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$822,959
State Street Institutional Tax Free Money Market Fund	264,552
State Street Institutional U.S. Government Money Market Fund	780,568
State Street Institutional Treasury Money Market Fund	1,558,229
State Street Institutional Treasury Plus Money Market Fund	115,142

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the six months ended June 30, 2014, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$554,646
State Street Institutional Tax Free Money Market Fund	1,231
State Street Institutional U.S. Government Money Market Fund	131,902
State Street Institutional Treasury Money Market Fund	190,370
State Street Institutional Treasury Plus Money Market Fund	8,164

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $400 for each Fund.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSgA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Institutional Investment Trust

General Information

June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	27,409,354,824.650	254,183,119.419
Patrick J. Riley	27,409,280,559.991	254,257,384.078
Richard D. Shirk	27,380,016,279.087	283,521,664.982
Bruce D. Taber	27,409,354,824.650	254,183,119.419
Scott F. Powers	27,409,367,740.825	254,170,203.244
Michael F. Holland	20,553,405,966.618	7,110,131,977.451
William L. Boyan	24,171,060,497.528	3,492,477,446.541
Rina K. Spence	24,170,989,957.661	3,492,547,986.408
Douglas T. Williams	24,171,024,985.845	3,492,512,958.224
James E. Ross	26,484,252,573.671	1,179,285,370.398

Proposal 2: To approve an Amended and Restated Agreement and Declaration of Trust for the Trust:

For	Against	Abstentions	Broker Non-Votes
31,256,620,514.078	5,330,776,657.282	1,923,503,244.373	1,397,473,178.490

SSIIT Liquid Reserves Fund:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
20,799,499,367.251	164,189,971.423	1,596,238,488.500	1,322,453,362.090

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
20,796,225,092.311	164,189,971.423	1,599,512,763.440	1,322,453,362.090

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
20,096,140,268.321	864,274,795.413	1,599,512,763.440	1,322,453,362.090

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
20,008,640,268.321	864,274,795.413	1,687,012,763.440	1,322,453,362.090

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
20,008,640,268.321	864,274,795.413	1,687,012,763.440	1,322,453,362.090

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
19,908,725,092.311	964,189,971.423	1,687,012,763.440	1,322,453,362.090

Proposal 4.G – 4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
20,021,225,092.564	939,189,971.170	1,599,512,763.440	1,322,453,362.090

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
20,733,725,092.564	139,189,971.170	1,687,012,763.440	1,322,453,362.090

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
19,758,640,268.321	864,274,795.413	1,937,012,763.440	1,322,453,362.090

Proposal 4.J – Purchasing Interests In Oil, Gas Or Other Mineral Exploration or Development Programs:

For	Against	Abstentions	Broker Non-Votes
20,008,640,268.321	864,274,795.413	1,687,012,763.440	1,322,453,362.090

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

SSIIT Tax Free Money Market Fund:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 4.G – 4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
113,712,142.450	0	39,113,998.310	N/A

Proposal 5 – To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
52,277,679.680	61,434,462.770	39,113,998.310	N/A

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

SSITT U.S. Government Money Market Fund:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
3,943,935,530.430	542,254,953.440	196,146,607.910	75,019,816.400

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
3,943,629,209.430	542,561,274.440	196,146,607.910	75,019,816.400

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
3,935,687,861.890	550,502,621.980	196,146,607.910	75,019,816.400

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
3,943,629,007.870	542,561,476.00	196,146,607.910	75,019,816.400

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
3,943,935,439.430	542,254,953.440	196,146,698.910	75,019,816.400

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
3,943,629,118.430	542,561,365.440	196,146,607.910	75,019,816.400

Proposal 4.G – 4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, Mortgaging or Hypothecating Fund Assets:

For	Against	Abstentions	Broker Non-Votes
3,943,628,809.870	542,561,385.000	196,146,896.910	75,019,816.400

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
3,943,935,419.870	542,255,064.000	196,146,607.910	75,019,816.400

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
3,942,141,908.050	544,048,501.820	196,146,681.910	75,019,816.400

SSITT Treasury Plus Money Market Fund:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.G – 4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, Mortgaging or Hypothecating Fund Assets:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
1,515,294,290.650	0	67,896.600	N/A

SSITT Treasury Money Market Fund:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.G – 4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, Mortgaging or Hypothecating Fund Assets:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
8,715,345,169.880	778,163,190.030	90,215,540.180	N/A

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
8,713,274,282.100	780,234,077.810	90,215,540.180	N/A

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund”

(1) Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets,

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

State Street Institutional Investment Trust

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET MASTER FUNDS

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.60	$0.35

Tax Free Money Market Portfolio	$1,000.00	$999.70	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$999.90	$0.35

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,024.30	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.45	$0.35

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended June 30, 2014 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.10%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Certificates of Deposit	44.8%
Treasury Repurchase Agreements	24.4
Financial Company Commercial Paper	14.8
Other Notes	5.2
Asset Backed Commercial Paper	2.8
Other Repurchase Agreements	2.7
Government Agency Repurchase Agreements	1.0
Other Assets in Excess of Liabilities	4.3
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	25.7%
2-30 Days	9.5
31-60 Days	12.2
61-90 Days	15.9
Over 90 Days	32.4
Total	95.7%
Average days to maturity	36
Weighted average life	71

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 2.8%
Alpine Securitization(a)(b)	0.210%	09/02/2014	09/02/2014	$215,000,000	$214,920,988
Aspen Funding Corp.(a)(b)	0.260%	08/26/2014	08/26/2014	115,000,000	114,953,489
Collateralized Commercial Paper Co. LLC(a)(c)	0.220%	11/12/2014	11/12/2014	30,000,000	29,975,433
Collateralized Commercial Paper Co. LLC(a)	0.220%	11/13/2014	11/13/2014	400,000,000	399,670,000
Gemini Securitization Corp. LLC(a)(b)	0.220%	07/28/2014	07/28/2014	50,000,000	49,991,750
Gemini Securitization Corp. LLC(a)(b)	0.240%	09/02/2014	09/02/2014	75,000,000	74,968,500
Newport Funding Corp.(a)(b)	0.260%	08/26/2014	08/26/2014	25,000,000	24,989,889
Northern Pines Funding LLC(a)(c)	0.270%	07/25/2014	07/25/2014	75,000,000	74,986,500
Northern Pines Funding LLC(a)(c)	0.290%	08/29/2014	08/29/2014	150,000,000	149,928,708

TOTAL ASSET BACKED COMMERCIAL PAPER					1,134,385,257

FINANCIAL COMPANY COMMERCIAL PAPER – 14.8%
Australia & New Zealand Banking Group Ltd.(b)(d)	0.232%	07/14/2014	04/13/2015	85,000,000	85,000,000
Caisse des Depots et Consignations(a)(c)	0.155%	08/13/2014	08/13/2014	200,000,000	199,962,972
Caisse des Depots et Consignations(a)(c)	0.170%	09/17/2014	09/17/2014	450,000,000	449,834,250
Caisse des Depots et Consignations(a)(c)	0.170%	09/19/2014	09/19/2014	100,000,000	99,962,222
Caisse des Depots et Consignations(a)(c)	0.170%	09/23/2014	09/23/2014	180,000,000	179,928,600
Caisse des Depots et Consignations(a)(c)	0.170%	09/24/2014	09/24/2014	375,000,000	374,849,479
Caisse des Depots et Consignations(a)(c)	0.175%	09/25/2014	09/25/2014	200,000,000	199,916,389
Caisse des Depots et Consignations(a)(c)	0.170%	09/29/2014	09/29/2014	50,000,000	49,978,750
Caisse des Depots et Consignations(a)(c)	0.170%	10/03/2014	10/03/2014	50,000,000	49,977,806
Commonwealth Bank of Australia(a)(b)(d)	0.258%	07/03/2014	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.195%	07/11/2014	07/11/2014	110,000,000	109,994,042
DnB Bank ASA(a)(b)	0.215%	08/15/2014	08/15/2014	300,000,000	299,919,375
DnB Bank ASA(a)(b)	0.215%	08/18/2014	08/18/2014	150,000,000	149,957,000
DnB Bank ASA(a)(b)	0.190%	09/23/2014	09/23/2014	350,000,000	349,844,833
General Electric Capital Corp.(a)	0.210%	08/05/2014	08/05/2014	48,000,000	47,990,200
General Electric Capital Corp.(a)	0.200%	10/09/2014	10/09/2014	105,000,000	104,941,667
General Electric Capital Corp.(a)	0.200%	10/30/2014	10/30/2014	47,000,000	46,968,406
JP Morgan Securities LLC(b)(d)	0.322%	07/07/2014	02/06/2015	350,000,000	350,000,000
Nordea Bank AB(a)(b)	0.200%	08/20/2014	08/20/2014	300,000,000	299,916,667
Nordea Bank AB(a)(b)	0.195%	08/22/2014	08/22/2014	100,000,000	99,971,833
Skandinaviska Enskilda Banken AB(a)(b)	0.230%	10/16/2014	10/16/2014	300,000,000	299,794,917
Standard Chartered Bank(a)(b)	0.170%	08/05/2014	08/05/2014	110,000,000	109,981,820
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	08/25/2014	08/25/2014	600,000,000	599,798,333
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	10/02/2014	10/02/2014	200,000,000	199,886,333
Swedbank AB(a)	0.230%	07/02/2014	07/02/2014	200,000,000	199,998,722

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp.(b)(d)	0.222%	07/16/2014	01/16/2015	$409,500,000	$409,500,000
Westpac Banking Corp.(b)(d)	0.221%	07/07/2014	03/04/2015	250,000,000	249,993,798
Westpac Banking Corp.(b)(d)	0.237%	07/24/2014	04/24/2015	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					6,037,868,414

CERTIFICATES OF DEPOSIT – 44.8%
Australia & New Zealand Banking Group Ltd.(a)	0.210%	09/15/2014	09/15/2014	165,000,000	165,000,000
Bank of Montreal(a)	0.170%	07/16/2014	07/16/2014	388,000,000	388,000,000
Bank of Montreal(a)	0.170%	09/05/2014	09/05/2014	94,500,000	94,498,268
Bank of Montreal(d)	0.254%	07/18/2014	12/15/2014	325,000,000	325,000,000
Bank of Nova Scotia(a)	0.200%	07/03/2014	07/03/2014	250,000,000	250,000,000
Bank of Nova Scotia(a)	0.200%	07/14/2014	07/14/2014	350,000,000	350,000,000
Bank of Nova Scotia(a)	0.180%	08/29/2014	08/29/2014	400,000,000	400,000,000
Bank of Nova Scotia(d)	0.261%	07/07/2014	12/04/2014	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.224%	07/10/2014	03/06/2015	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/09/2014	07/09/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/14/2014	07/14/2014	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.200%	09/12/2014	09/12/2014	140,000,000	140,000,000
Barclays Bank(d)	0.371%	07/09/2014	09/09/2014	500,000,000	500,000,000
Barclays Bank(d)	0.371%	07/08/2014	10/03/2014	685,000,000	685,000,000
BNP Paribas(a)	0.250%	08/08/2014	08/08/2014	200,000,000	200,000,000
Branch Bank & Trust(a)	0.170%	07/28/2014	07/28/2014	125,000,000	125,000,000
Branch Bank & Trust(a)	0.170%	07/29/2014	07/29/2014	25,000,000	25,000,000
Canadian Imperial Bank of Commerce(d)	0.291%	07/07/2014	12/02/2014	195,000,000	195,000,000
Chase Bank USA NA(d)	0.222%	07/28/2014	01/26/2015	124,000,000	124,000,000
Chase Bank USA NA(d)	0.234%	07/24/2014	02/24/2015	124,000,000	124,000,000
Citibank NA(a)	0.210%	08/25/2014	08/25/2014	375,000,000	375,000,000
Credit Agricole Corporate and Investment Bank(a)	0.260%	10/01/2014	10/01/2014	700,000,000	700,000,000
Credit Suisse(a)	0.210%	08/01/2014	08/01/2014	285,000,000	285,000,000
Credit Suisse(a)	0.210%	09/02/2014	09/02/2014	400,000,000	400,000,000
Credit Suisse(a)	0.250%	10/10/2014	10/10/2014	225,000,000	225,000,000
Credit Suisse(a)	0.280%	10/10/2014	10/10/2014	200,000,000	200,000,000
Deutsche Bank AG(a)	0.300%	09/23/2014	09/23/2014	359,000,000	359,000,000
Deutsche Bank AG(a)	0.280%	10/27/2014	10/27/2014	750,000,000	750,000,000
Deutsche Bank AG(a)	0.280%	10/27/2014	10/27/2014	75,000,000	75,000,000
DnB Bank ASA(a)	0.205%	10/06/2014	10/06/2014	325,000,000	325,000,000
ING Bank NV(a)	0.240%	08/15/2014	08/15/2014	140,000,000	140,000,000
ING Bank NV(a)	0.240%	08/21/2014	08/21/2014	95,000,000	95,000,000
ING Bank NV(a)	0.240%	09/17/2014	09/17/2014	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(a)	0.240%	09/24/2014	09/24/2014	$400,000,000	$400,000,000
Lloyds Bank PLC(a)	0.200%	10/30/2014	10/30/2014	170,000,000	170,000,000
Nordea Bank AB(a)	0.175%	08/15/2014	08/15/2014	100,000,000	99,999,375
Nordea Bank AB(a)	0.180%	09/12/2014	09/12/2014	100,000,000	99,998,987
Nordea Bank AB(a)	0.195%	10/01/2014	10/01/2014	800,000,000	800,000,000
Nordea Bank AB(a)	0.215%	10/15/2014	10/15/2014	100,000,000	99,998,529
Rabobank Nederland NV(d)	0.240%	07/07/2014	07/07/2014	400,000,000	400,000,000
Rabobank Nederland NV(a)	0.210%	09/11/2014	09/11/2014	350,000,000	350,000,000
Rabobank Nederland NV(d)	0.238%	07/03/2014	10/03/2014	300,000,000	300,000,000
Rabobank Nederland NV(d)	0.233%	08/07/2014	11/07/2014	270,000,000	270,000,000
Royal Bank of Canada(d)	0.223%	07/21/2014	05/20/2015	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB(d)	0.251%	07/03/2014	10/03/2014	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(a)	0.210%	11/03/2014	11/03/2014	200,000,000	200,000,000
Societe Generale(a)	0.230%	07/31/2014	07/31/2014	500,000,000	500,000,000
Societe Generale(a)	0.210%	08/01/2014	08/01/2014	200,000,000	200,000,000
Standard Chartered Bank(a)	0.180%	09/29/2014	09/29/2014	140,000,000	140,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	10/02/2014	10/02/2014	550,000,000	550,000,000
Svenska Handelsbanken AB(a)	0.170%	08/12/2014	08/12/2014	182,000,000	182,001,061
Svenska Handelsbanken AB(a)	0.170%	10/01/2014	10/01/2014	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.175%	10/03/2014	10/03/2014	500,000,000	500,006,524
Swedbank AB(d)	0.252%	07/07/2014	08/06/2014	278,000,000	278,000,000
Toronto Dominion Bank(a)	0.150%	09/02/2014	09/02/2014	450,000,000	450,000,000
Toronto Dominion Bank(a)	0.200%	10/10/2014	10/10/2014	240,000,000	240,000,000
UBS AG(a)	0.200%	09/26/2014	09/26/2014	310,000,000	310,000,000
UBS AG(d)	0.254%	07/10/2014	10/14/2014	300,000,000	300,000,000
Wells Fargo Bank NA(d)	0.222%	07/14/2014	03/12/2015	225,000,000	225,000,000
Wells Fargo Bank NA(d)	0.229%	07/09/2014	04/09/2015	214,000,000	214,000,000
Westpac Banking Corp.(d)	0.222%	07/07/2014	01/06/2015	250,000,000	249,993,269
Westpac Banking Corp.(d)	0.222%	07/16/2014	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					18,348,496,013

OTHER NOTES – 5.2%
Bank of America NA(a)	0.190%	08/26/2014	08/26/2014	316,000,000	316,000,000
Bank of America NA(a)	0.200%	09/04/2014	09/04/2014	260,000,000	260,000,000
Bank of America NA(a)	0.200%	09/16/2014	09/16/2014	316,000,000	316,000,000
JPMorgan Chase Bank NA(d)	0.351%	09/08/2014	07/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.348%	07/22/2014	07/22/2015	175,000,000	175,000,000
National Australia Bank Ltd.(a)	0.030%	07/01/2014	07/01/2014	100,000,000	100,000,000
Royal Bank of Canada(c)(d)	0.280%	07/07/2014	07/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.281%	07/28/2014	12/26/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.280%	09/10/2014	07/10/2015	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.323%	07/21/2014	07/20/2015	227,000,000	227,000,000

TOTAL OTHER NOTES					2,144,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.0%
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 06/01/2042 – 11/01/2043, valued at $155,040,001); expected proceeds $152,000,507	0.120%	07/01/2014	07/01/2014	$152,000,000	$152,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Home Loan Banks, 0.000% – 2.200% due 07/09/2014 – 01/10/2023, Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 12/29/2014 – 06/01/2044, Federal National Mortgage Associations, 1.875% – 4.000% due 02/19/2019 – 07/01/2042, and Government National Mortgage Associations, 1.625% – 4.570% due 11/16/2037 – 04/15/2049, valued at $204,000,000); expected proceeds $200,000,389	0.070%	07/01/2014	07/01/2014	200,000,000	200,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Government National Mortgage Associations, 3.000% – 4.000% due 10/20/2042 – 11/20/2043, valued at $66,300,001); expected proceeds $65,000,199	0.110%	07/01/2014	07/01/2014	65,000,000	65,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					417,000,000

TREASURY REPURCHASE AGREEMENTS – 24.4%
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 1.750% – 4.750% due 05/31/2016 – 02/15/2041, valued at $10,001,176,890); expected proceeds $10,000,013,889	0.050%	07/01/2014	07/01/2014	10,000,000,000	10,000,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENTS – 2.7%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 05/09/2014 (collateralized by a Federal National Mortgage Association, 5.674% due 07/25/2042, Corporate Bonds, 3.500% – 8.750% due 02/15/2017 – 12/31/2099 and U.S. Treasury Strips, 0.000% – 8.000% due 11/13/2014 – 08/15/2027 valued at $131,876,284); expected proceeds $125,190,625	0.610%	07/01/2014	08/07/2014	$125,000,000	$125,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/20/2014 (collateralized by a Certificate of Deposit, 0.437% due 01/12/2015, Corporate Bonds, 0.581% – 9.875% due 02/15/2017 – 12/31/2099 and U.S. Treasury Strips, 0.000% – 8.125% due 08/14/2014 – 08/15/2040 valued at $163,963,492); expected proceeds $155,236,375	0.610%	07/01/2014	09/18/2014	155,000,000	155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 04/15/2014 (collateralized by various Corporate Bonds, 3.250% – 11.875% due 05/31/2015 – 05/15/2053 valued at $313,500,127); expected proceeds $285,342,000	0.480%	07/14/2014	07/14/2014	285,000,000	285,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/24/2014 (collateralized by various Common Stocks valued at $216,019,518); expected proceeds $200,067,556	0.320%	07/01/2014	08/01/2014	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/06/2014 (collateralized by various Corporate Bonds, 0.447% – 9.250% due 08/15/2014 – 02/15/2044 and a Medium Term Note, 2.300% due 12/13/2018 valued at $345,004,505); expected proceeds $320,373,924	0.354%	07/03/2014	10/03/2014	320,000,000	320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,085,000,000

TOTAL INVESTMENTS(e) – 95.7%					39,166,749,684
Other Assets in Excess of Liabilities – 4.3%					1,750,489,773

NET ASSETS – 100.0%					$40,917,239,457

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

(a)	Rate represents annualized yield at date of purchase

(b)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,513,383,567 or 11.03% of net assets as of June 30, 2014.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,194,301,109 or 5.36% of net assets as of June 30, 2014.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2014.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Cash/Money Market Fund	15.6%
General Obligations	14.3
Housing	14.2
Water	11.5
Transportation	11.4
Education	9.9
Health	9.3
Pollution	6.2
Power	2.7
Development	2.2
Stadium	1.4
Industrial Revenue/Pollution Control Revenue	1.3
Other Liabilities in Excess of Assets	(0.0)**
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	16.5%
2-30 Days	83.5
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	5
Weighted average life	5

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 84.4%
California – 6.1%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.010%	07/01/2014	07/01/2014	$2,000,000	$2,000,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., Series D, LOC: Sumitomo Mitsui Banking(a)	0.010%	07/01/2014	07/01/2014	3,250,000	3,250,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.060%	07/07/2014	07/07/2014	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.040%	07/07/2014	07/07/2014	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.060%	07/07/2014	07/07/2014	1,000,000	1,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.010%	07/01/2014	07/01/2014	4,200,000	4,200,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.050%	07/07/2014	07/07/2014	2,500,000	2,500,000

					17,080,000

Colorado – 4.7%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.060%	07/07/2014	07/07/2014	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.060%	07/07/2014	07/07/2014	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.050%	07/07/2014	07/07/2014	3,700,000	3,700,000

					13,145,000

Connecticut – 4.5%
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	07/07/2014	07/07/2014	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.030%	07/07/2014	07/07/2014	8,000,000	8,000,000

					12,750,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Delaware – 2.4%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.050%	07/07/2014	07/07/2014	$6,900,000	$6,900,000

Florida – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.050%	07/07/2014	07/07/2014	2,415,000	2,415,000

Georgia – 1.3%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.080%	07/07/2014	07/07/2014	3,600,000	3,600,000

Indiana – 5.2%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.050%	07/07/2014	07/07/2014	2,000,000	2,000,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.050%	07/07/2014	07/07/2014	12,795,000	12,795,000

					14,795,000

Kansas – 4.4%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.060%	07/07/2014	07/07/2014	6,000,000	6,000,000
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.060%	07/07/2014	07/07/2014	6,565,000	6,565,000

					12,565,000

Maryland – 2.7%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.050%	07/07/2014	07/07/2014	3,610,000	3,610,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.050%	07/07/2014	07/07/2014	2,465,000	2,465,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.050%	07/07/2014	07/07/2014	1,520,000	1,520,000

					7,595,000

Massachusetts – 8.4%
Commonwealth of Massachusetts, GO Unlimited, Series A(a)	0.030%	07/01/2014	07/01/2014	5,500,000	5,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.080%	07/07/2014	07/07/2014	$8,000,000	$8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.050%	07/07/2014	07/07/2014	4,835,000	4,835,000
Massachusetts Health & Educational Facilities Authority. Revenue Bonds, Children’s Hospital Association Corp., Series N-4(a)	0.030%	07/01/2014	07/01/2014	2,000,000	2,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.060%	07/07/2014	07/07/2014	3,455,000	3,455,000

					23,790,000

Michigan – 0.9%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.010%	07/01/2014	07/01/2014	2,500,000	2,500,000

Minnesota – 0.6%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.060%	07/07/2014	07/07/2014	1,635,000	1,635,000

Missouri – 0.7%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, INS: GO of Institution(a)	0.040%	07/01/2014	07/01/2014	2,000,000	2,000,000

New Hampshire – 3.3%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	07/07/2014	07/07/2014	1,930,000	1,930,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	07/07/2014	07/07/2014	7,375,000	7,375,000

					9,305,000

New York – 9.1%
City of New York Municipal Water Finance Authority, Water and Sewer Revene Bonds, Subseries B-1, SPA: U.S. Bank N.A.(a)	0.040%	07/01/2014	07/01/2014	6,000,000	6,000,000
City of New York Municipal Water Finance Authority, Water and Sewer Revene Bonds, Subseries B-4, SPA: Northern Trust Company(a)	0.040%	07/01/2014	07/01/2014	6,675,000	6,675,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New York – (continued)
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured, Series A-4, SPA: TD Bank N.A(a)	0.030%	07/01/2014	07/01/2014	$3,750,000	$3,750,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.040%	07/01/2014	07/01/2014	2,500,000	2,500,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/07/2014	07/07/2014	1,990,000	1,990,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.060%	07/07/2014	07/07/2014	3,535,000	3,535,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.030%	07/07/2014	07/07/2014	1,300,000	1,300,000

					25,750,000

North Carolina – 7.8%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.070%	07/07/2014	07/07/2014	5,250,000	5,250,000
Charlotte-Mecklenburg Hospital Authority North Carolina Health Care System Revenue Bonds, Carolinas, Series C, LOC: U.S. Bank N.A.(a)	0.030%	07/01/2014	07/01/2014	1,655,000	1,655,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/07/2014	07/07/2014	900,000	900,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	07/07/2014	07/07/2014	6,370,000	6,370,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.040%	07/07/2014	07/07/2014	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	07/07/2014	07/07/2014	3,000,000	3,000,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.040%	07/07/2014	07/07/2014	1,600,000	1,600,000

					21,875,000

Ohio – 5.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.040%	07/07/2014	07/07/2014	14,500,000	14,500,000

Oregon – 4.3%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.050%	07/07/2014	07/07/2014	6,100,000	6,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Oregon – (continued)
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA: U.S. Bank N.A.(a)	0.040%	07/01/2014	07/01/2014	$4,490,000	$4,490,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi(a)	0.050%	07/07/2014	07/07/2014	1,500,000	1,500,000

					12,090,000

Pennsylvania – 3.3%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.050%	07/07/2014	07/07/2014	9,260,000	9,260,000

Rhode Island – 2.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.060%	07/07/2014	07/07/2014	6,555,000	6,555,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.050%	07/07/2014	07/07/2014	2,165,000	2,165,000

Utah – 1.1%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.050%	07/07/2014	07/07/2014	3,100,000	3,100,000

Washington – 3.4%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.070%	07/07/2014	07/07/2014	1,605,000	1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.060%	07/07/2014	07/07/2014	8,000,000	8,000,000

					9,605,000

West Virginia – 1.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.060%	07/07/2014	07/07/2014	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					237,975,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Amortized Cost
INVESTMENT COMPANY – 15.6%
Dreyfus Tax Exempt Cash Management Fund(b)	44,083,497	$44,083,497

TOTAL INVESTMENTS(c) – 100.0%		282,058,497
Other Liabilities in Excess of Assets – 0.0%(d)		(17,540)

NET ASSETS – 100.0%		$282,040,957

(a)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2014.

(b)

Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

(d)	Amount represents less than 0.05% of net assets

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Government Agency Debt	63.8%
Government Agency Repurchase Agreements	15.7
Treasury Repurchase Agreements	11.5
Treasury Debt	1.7
Other Assets in Excess of Liabilities	7.3
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	13.1%
2-30 Days	27.7
31-60 Days	17.2
61-90 Days	10.9
Over 90 Days	23.8
Total	92.7%
Average days to maturity	42
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 63.8%
Federal Farm Credit Bank(a)	0.080%	10/28/2014	10/28/2014	$9,000,000	$8,997,620
Federal Farm Credit Bank(b)	0.096%	07/04/2014	03/04/2015	111,000,000	110,995,912
Federal Home Loan Bank(a)	0.128%	07/07/2014	07/07/2014	94,000,000	93,998,003
Federal Home Loan Bank(a)	0.130%	07/07/2014	07/07/2014	33,000,000	32,999,285
Federal Home Loan Bank(a)	0.141%	07/08/2014	07/08/2014	70,000,000	69,999,854
Federal Home Loan Bank(a)	0.061%	07/16/2014	07/16/2014	167,000,000	166,995,755
Federal Home Loan Bank(a)	0.100%	07/16/2014	07/16/2014	75,000,000	74,996,875
Federal Home Loan Bank(a)	0.115%	07/23/2014	07/23/2014	25,000,000	24,998,243
Federal Home Loan Bank(a)	0.115%	07/25/2014	07/25/2014	68,000,000	67,994,787
Federal Home Loan Bank(a)	0.111%	07/29/2014	07/29/2014	68,000,000	67,999,441
Federal Home Loan Bank(a)	0.111%	07/29/2014	07/29/2014	55,000,000	54,999,549
Federal Home Loan Bank(a)	0.115%	07/30/2014	07/30/2014	26,000,000	25,997,591
Federal Home Loan Bank(a)	0.120%	07/30/2014	07/30/2014	31,000,000	30,997,003
Federal Home Loan Bank(a)	0.055%	08/01/2014	08/01/2014	151,000,000	150,992,848
Federal Home Loan Bank(a)	0.120%	08/06/2014	08/06/2014	75,000,000	74,991,000
Federal Home Loan Bank(a)	0.131%	08/08/2014	08/08/2014	39,900,000	39,894,483
Federal Home Loan Bank(a)	0.061%	08/13/2014	08/13/2014	75,000,000	74,994,535
Federal Home Loan Bank(a)	0.115%	08/13/2014	08/13/2014	178,000,000	177,975,550
Federal Home Loan Bank(a)	0.111%	08/14/2014	08/14/2014	9,000,000	9,000,157
Federal Home Loan Bank(a)	0.060%	08/15/2014	08/15/2014	199,400,000	199,385,045
Federal Home Loan Bank(a)	0.100%	08/15/2014	08/15/2014	31,000,000	30,996,125
Federal Home Loan Bank(a)	0.062%	08/22/2014	08/22/2014	150,000,000	149,986,567
Federal Home Loan Bank(a)	0.111%	08/22/2014	08/22/2014	19,000,000	19,001,620
Federal Home Loan Bank(a)	0.115%	08/25/2014	08/25/2014	34,000,000	33,999,225
Federal Home Loan Bank(a)	0.062%	08/27/2014	08/27/2014	175,000,000	174,982,821
Federal Home Loan Bank(a)	0.098%	09/05/2014	09/05/2014	150,000,000	149,973,050
Federal Home Loan Bank(a)	0.085%	09/17/2014	09/17/2014	54,750,000	54,739,917
Federal Home Loan Bank(a)	0.090%	09/26/2014	09/26/2014	54,850,000	54,838,070
Federal Home Loan Bank(a)	0.080%	10/15/2014	10/15/2014	9,000,000	8,997,880
Federal Home Loan Bank(a)	0.080%	10/17/2014	10/17/2014	53,000,000	52,987,280
Federal Home Loan Bank(a)	0.080%	10/24/2014	10/24/2014	212,000,000	211,945,822
Federal Home Loan Bank(a)	0.086%	10/28/2014	10/28/2014	43,000,000	42,999,106
Federal Home Loan Bank(a)	0.086%	10/30/2014	10/30/2014	72,000,000	71,996,094
Federal Home Loan Bank(a)	0.079%	11/07/2014	11/07/2014	50,000,000	49,985,846
Federal Home Loan Bank(a)	0.100%	12/17/2014	12/17/2014	149,250,000	149,179,935
Federal Home Loan Bank(b)	0.098%	07/21/2014	01/20/2015	174,000,000	174,000,000
Federal Home Loan Bank(b)	0.098%	07/21/2014	01/20/2015	212,000,000	211,994,177
Federal Home Loan Bank(b)	0.105%	09/08/2014	03/06/2015	30,000,000	29,999,088
Federal Home Loan Bank(b)	0.116%	09/18/2014	03/18/2015	125,580,000	125,582,308
Federal Home Loan Mortgage Corp.(a)	0.115%	07/07/2014	07/07/2014	150,131,000	150,128,122
Federal Home Loan Mortgage Corp.(a)	0.070%	08/06/2014	08/06/2014	364,000,000	363,974,520

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.120%	08/11/2014	08/11/2014	$35,000,000	$34,995,217
Federal Home Loan Mortgage Corp.(a)	0.050%	08/19/2014	08/19/2014	91,000,000	90,993,807
Federal Home Loan Mortgage Corp.(a)	0.075%	09/10/2014	09/10/2014	39,900,000	39,894,098
Federal Home Loan Mortgage Corp.(a)	0.060%	09/11/2014	09/11/2014	106,000,000	105,987,280
Federal Home Loan Mortgage Corp.(a)	0.100%	10/03/2014	10/03/2014	148,000,000	147,961,356
Federal Home Loan Mortgage Corp.(a)	0.078%	10/14/2014	10/14/2014	25,000,000	24,994,349
Federal Home Loan Mortgage Corp.(a)	0.080%	11/28/2014	11/28/2014	200,000,000	199,933,333
Federal National Mortgage Assoc.(a)	0.110%	07/02/2014	07/02/2014	206,250,000	206,249,370
Federal National Mortgage Assoc.(a)	0.080%	07/14/2014	07/14/2014	141,000,000	140,995,927
Federal National Mortgage Assoc.(a)	0.060%	07/24/2014	07/24/2014	217,400,000	217,391,666
Federal National Mortgage Assoc.(a)	0.055%	08/01/2014	08/01/2014	106,000,000	105,994,980
Federal National Mortgage Assoc.(a)	0.045%	08/13/2014	08/13/2014	131,000,000	130,992,959
Federal National Mortgage Assoc.(a)	0.065%	09/02/2014	09/02/2014	192,000,000	191,978,160
Federal National Mortgage Assoc.(a)	0.060%	09/04/2014	09/04/2014	141,000,000	140,984,725
Federal National Mortgage Assoc.(a)	0.065%	09/10/2014	09/10/2014	111,000,000	110,985,770
Federal National Mortgage Assoc.(b)	0.132%	07/11/2014	09/11/2014	29,000,000	29,002,382
Federal National Mortgage Assoc.(a)	0.065%	09/15/2014	09/15/2014	56,000,000	55,992,316
Federal National Mortgage Assoc.(a)	0.090%	09/17/2014	09/17/2014	109,700,000	109,678,609
Federal National Mortgage Assoc.(a)	0.065%	09/22/2014	09/22/2014	171,000,000	170,974,374
Federal National Mortgage Assoc.(a)	0.060%	10/01/2014	10/01/2014	107,000,000	106,983,593
Federal National Mortgage Assoc.(a)	0.060%	10/06/2014	10/06/2014	215,000,000	214,965,242
Federal National Mortgage Assoc.(a)	0.070%	10/14/2014	10/14/2014	175,000,000	174,964,271
Federal National Mortgage Assoc.(a)	0.080%	11/17/2014	11/17/2014	225,000,000	224,930,500
Federal National Mortgage Assoc.(a)	0.080%	11/26/2014	11/26/2014	72,900,000	72,876,024
Federal National Mortgage Assoc.(a)	0.080%	12/03/2014	12/03/2014	37,000,000	36,987,256
Federal National Mortgage Assoc.(a)	0.090%	12/10/2014	12/10/2014	14,000,000	13,994,330
Federal National Mortgage Assoc.(a)	0.100%	12/10/2014	12/10/2014	29,968,000	29,954,514
Federal National Mortgage Assoc.(a)	0.090%	12/17/2014	12/17/2014	80,000,000	79,966,200
Federal National Mortgage Assoc.(b)	0.121%	07/28/2014	02/27/2015	25,000,000	25,004,192

TOTAL GOVERNMENT AGENCY DEBT					7,108,097,909

TREASURY DEBT – 1.7%
U.S. Treasury Bill(a)	0.105%	08/14/2014	08/14/2014	37,000,000	36,995,252
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	13,000,000	12,998,252
U.S. Treasury Note(a)	0.050%	07/31/2014	07/31/2014	49,000,000	49,104,527
U.S. Treasury Note(a)	0.080%	07/31/2014	07/31/2014	41,000,000	41,086,424
U.S. Treasury Note(b)	0.080%	07/01/2014	01/31/2016	52,000,000	51,979,117

TOTAL TREASURY DEBT					192,163,572

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 15.7%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Home Loan Banks, 0.875% – 3.375% due 03/10/2017 – 06/12/2020, Federal Home Loan Mortgage Corporations, 0.000% – 0.875% due 11/12/2014 – 02/22/2017, Federal National Mortgage Associations, 4.875% – 5.000% due 12/15/2016 – 02/13/2017, and U.S. Treasury Strips, 0.000% – 4.625% due 08/07/2014 – 02/15/2040, valued at $204,000,616); expected proceeds 200,000,556	0.100%	07/01/2014	07/01/2014	$200,000,000	$200,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by a Federal Farm Credit Bank, 0.105% due 09/22/2015, Federal Home Loan Banks, 0.000% – 2.750% due 07/18/2014 – 03/13/2015, Federal Home Loan Mortgage Corporations, 0.000% due 09/29/2014 – 12/29/2014, and a Federal National Mortgage Association, 6.625% due 11/15/2030, valued at $81,603,413); expected proceeds 80,000,156	0.070%	07/01/2014	07/01/2014	80,000,000	80,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Farm Credit Banks, 2.280% – 5.680% due 05/19/2021 – 07/29/2033, Federal Home Loan Banks, 0.000% – 2.875% due 07/21/2014 – 06/21/2017, Federal Home Loan Mortgage Corporations, 0.000% – 4.125% due 09/05/2014 – 10/11/2033, and Federal National Mortgage Associations, 0.000% – 2.200% due 07/03/2014 – 10/25/2022, valued at $117,300,277); expected proceeds 115,000,319	0.100%	07/01/2014	07/01/2014	115,000,000	115,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2014 (collateralized by Federal Farm Credit Banks, 0.132% – 0.178% due 08/15/2014 – 04/27/2015, Federal Home Loan Banks, 0.000% – 2.530% due 01/26/2015 – 07/12/2022, Federal Home Loan Mortgage Corporations, 0.000% – 1.000% due 01/13/2015 – 05/04/2037, Federal National Mortgage Associations, 0.163% – 2.660% due 01/20/2015 – 09/06/2023, a Financing Corporation Strip, 0.000% due 04/06/2018, Resolution Funding Strips, 0.000% due 10/15/2015 – 01/15/2030, Tennessee Valley Authorities, 1.750% – 7.125% due 06/15/2015 – 12/15/2042, and a U.S. Treasury Strip, 2.000% due 07/31/2020, valued at $382,500,210); expected proceeds $375,008,333

	0.080%	07/07/2014	07/07/2014	$375,000,000	$375,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Farm Credit Banks, 0.230% – 3.500% due 08/17/2015 – 12/20/2023, Federal Home Loan Banks, 0.000% – 2.530% due 07/02/2014 – 07/12/2022, Federal Home Loan Mortgage Corporations, 0.000% – 5.000% due 07/01/2014 – 06/13/2018, Federal National Mortgage Associations, 0.000% – 2.660% due 07/03/2014 – 08/23/2027, and Resolution Funding Strips, 0.000% due 07/15/2017 – 01/15/2024, valued at $281,520,468); expected proceeds $276,000,613	0.080%	07/01/2014	07/01/2014	276,000,000	276,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by a Federal Home Loan Mortgage Corporation, 2.875% due 02/09/2015, and U.S. Treasury Strips, 1.375% – 3.875% due 05/15/2018 – 07/31/2018, valued at $107,100,072); expected proceeds $105,000,204	0.070%	07/01/2014	07/01/2014	105,000,000	105,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by a Federal Farm Credit Bank, 3.490% due 03/18/2024, a Federal Home Loan Bank, 1.500% due 07/03/2014, a Federal Home Loan Mortgage Corporation, 1.550% due 08/21/2018, Federal National Mortgage Associations, 0.000% – 6.250% due 02/27/2018 – 11/15/2030, and a Resolution Funding Strip, 0.000% due 10/15/2028, valued at $51,004,510); expected proceeds $50,000,083	0.060%	07/01/2014	07/01/2014	$50,000,000	$50,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Farm Credit Banks, 0.153% – 3.875% due 03/20/2015 – 04/24/2029, a Federal National Mortgage Association, 2.375% due 07/28/2015, Financing Corporation Strips, 0.000% due 09/26/2018 – 09/26/2019, and a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $12,420,321); expected proceeds $12,176,034	0.100%	07/01/2014	07/01/2014	12,176,000	12,176,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2014 (collateralized by Federal Home Loan Mortgage Corporations, 0.920% – 5.250% due 04/18/2016 – 03/30/2017, and a Federal National Mortgage Association, 1.250% due 01/30/2017, valued at $204,000,000); expected proceeds $200,002,333	0.060%	07/03/2014	07/03/2014	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/27/2014 (collateralized by a Federal Home Loan Bank, 2.000% due 10/18/2024, and Federal National Mortgage Associations, 1.375% – 6.000% due 11/15/2016 – 04/18/2036, valued at $153,000,281); expected proceeds $150,002,500	0.060%	07/07/2014	07/07/2014	150,000,000	150,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by Federal Farm Credit Banks, 0.870% – 2.790% due 10/18/2017 – 02/01/2027, Federal Home Loan Banks, 0.625% – 1.250% due 07/28/2017 – 04/17/2019, and Federal National Mortgage Associations, 0.700% – 2.125% due 10/21/2015 – 07/18/2018, valued at $193,800,345); expected proceeds $190,000,528	0.100%	07/01/2014	07/01/2014	$190,000,000	$190,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,753,176,000

TREASURY REPURCHASE AGREEMENTS – 11.5%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2014 (collateralized by U.S. Treasury Strips, 0.000% due 01/31/2016 – 04/30/2016, valued at $459,000,002); expected proceeds $450,005,250	0.060%	07/03/2014	07/03/2014	450,000,000	450,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by a U.S. Treasury Bond, 8.125% due 08/15/2019, and U.S. Treasury Notes, 2.375% – 2.500% due 03/31/2015 – 05/31/2018, valued at $32,909,253); expected proceeds $32,262,054	0.060%	07/01/2014	07/01/2014	32,262,000	32,262,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2014 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2015 – 11/15/2023, valued at $408,000,609); expected proceeds $400,004,667	0.060%	07/03/2014	07/03/2014	400,000,000	400,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strip, 0.000% – 7.125% due 07/17/2014 – 02/15/2044, valued at $413,100,094); expected proceeds $405,000,563	0.050%	07/01/2014	07/01/2014	405,000,000	405,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,287,262,000

TOTAL INVESTMENTS(c) – 92.7%					10,340,699,481
Other Assets in Excess of Liabilities – 7.3%					810,495,488

NET ASSETS – 100.0%					$11,151,194,969

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Treasury Debt	104.4%
Other Liabilities in Excess of Assets	(4.4)
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	0.0%
2-30 Days	54.9
31-60 Days	13.9
61-90 Days	21.7
Over 90 Days	13.9
Total	104.4%
Average days to maturity	45
Weighted average life	48

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 104.4%
U.S. Treasury Bill(a)	0.010%	07/03/2014	07/03/2014	$265,000,000	$264,999,853
U.S. Treasury Bill(a)	0.011%	07/03/2014	07/03/2014	113,000,000	112,999,733
U.S. Treasury Bill(a)	0.011%	07/03/2014	07/03/2014	37,000,000	36,999,908
U.S. Treasury Bill(a)	0.020%	07/03/2014	07/03/2014	50,000,000	49,999,944
U.S. Treasury Bill(a)	0.035%	07/03/2014	07/03/2014	1,000,000,000	999,997,920
U.S. Treasury Bill(a)	0.035%	07/03/2014	07/03/2014	234,000,000	233,999,513
U.S. Treasury Bill(a)	0.042%	07/03/2014	07/03/2014	14,335,000	14,334,970
U.S. Treasury Bill(a)	0.010%	07/10/2014	07/10/2014	160,000,000	159,999,600
U.S. Treasury Bill(a)	0.011%	07/10/2014	07/10/2014	150,000,000	149,999,588
U.S. Treasury Bill(a)	0.015%	07/10/2014	07/10/2014	125,000,000	124,999,531
U.S. Treasury Bill(a)	0.020%	07/10/2014	07/10/2014	50,000,000	49,999,750
U.S. Treasury Bill(a)	0.030%	07/10/2014	07/10/2014	648,000,000	647,995,140
U.S. Treasury Bill(a)	0.031%	07/10/2014	07/10/2014	259,000,000	258,997,993
U.S. Treasury Bill(a)	0.033%	07/10/2014	07/10/2014	400,000,000	399,996,750
U.S. Treasury Bill(a)	0.088%	07/10/2014	07/10/2014	200,000,000	199,995,625
U.S. Treasury Bill(a)	0.005%	07/17/2014	07/17/2014	100,000,000	99,999,778
U.S. Treasury Bill(a)	0.030%	07/17/2014	07/17/2014	465,000,000	464,993,800
U.S. Treasury Bill(a)	0.031%	07/17/2014	07/17/2014	715,000,000	714,990,149
U.S. Treasury Bill(a)	0.035%	07/17/2014	07/17/2014	250,000,000	249,996,111
U.S. Treasury Bill(a)	0.010%	07/24/2014	07/24/2014	935,000,000	934,994,026
U.S. Treasury Bill(a)	0.010%	07/24/2014	07/24/2014	277,500,000	277,494,238
U.S. Treasury Bill(a)	0.015%	07/31/2014	07/31/2014	300,000,000	299,996,250
U.S. Treasury Bill(a)	0.028%	08/07/2014	08/07/2014	200,000,000	199,994,347
U.S. Treasury Bill(a)	0.030%	08/14/2014	08/14/2014	250,000,000	249,990,833
U.S. Treasury Bill(a)	0.105%	08/14/2014	08/14/2014	111,000,000	110,985,755
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	40,000,000	39,994,622
U.S. Treasury Bill(a)	0.028%	08/21/2014	08/21/2014	350,000,000	349,986,365
U.S. Treasury Bill(a)	0.073%	08/21/2014	08/21/2014	203,000,000	202,979,150
U.S. Treasury Bill(a)	0.035%	08/28/2014	08/28/2014	300,000,000	299,983,083
U.S. Treasury Bill(a)	0.078%	08/28/2014	08/28/2014	250,000,000	249,968,784
U.S. Treasury Bill(a)	0.038%	09/04/2014	09/04/2014	400,000,000	399,972,917
U.S. Treasury Bill(a)	0.078%	09/04/2014	09/04/2014	150,000,000	149,979,010
U.S. Treasury Bill(a)	0.036%	09/11/2014	09/11/2014	105,000,000	104,992,440
U.S. Treasury Bill(a)	0.038%	09/11/2014	09/11/2014	195,000,000	194,985,375
U.S. Treasury Bill(a)	0.085%	09/11/2014	09/11/2014	100,000,000	99,983,000
U.S. Treasury Bill(a)	0.038%	09/18/2014	09/18/2014	525,000,000	524,956,797
U.S. Treasury Bill(a)	0.083%	09/18/2014	09/18/2014	110,000,000	109,980,085
U.S. Treasury Bill(a)	0.080%	09/25/2014	09/25/2014	105,000,000	104,979,934
U.S. Treasury Bill(a)	0.037%	10/02/2014	10/02/2014	502,000,000	501,953,711
U.S. Treasury Bill(a)	0.048%	11/06/2014	11/06/2014	200,000,000	199,966,222
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	100,000,000	99,977,084

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.070%	12/18/2014	12/18/2014	$101,200,000	$101,166,548
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,968,229
U.S. Treasury Note(b)	0.080%	07/01/2014	01/31/2016	61,000,000	60,975,503
U.S. Treasury Note(a)	0.050%	09/15/2014	09/15/2014	250,000,000	250,103,360
U.S. Treasury Note(a)	0.051%	09/30/2014	09/30/2014	730,000,000	730,361,396
U.S. Treasury Note(a)	0.051%	10/15/2014	10/15/2014	404,000,000	404,525,409
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	235,000,000	235,150,921

TOTAL TREASURY DEBT					12,825,641,050

TOTAL INVESTMENTS(c) – 104.4%					12,825,641,050
Other Liabilities in Excess of Assets – (4.4)%					(542,386,112)

NET ASSETS – 100.0%					$12,283,254,938

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2014
Treasury Debt	54.9%
Treasury Repurchase Agreements	37.6
Other Assets in Excess of Liabilities	7.5
Total	100.0%

Maturity Ladder*	June 30, 2014
Overnight (1 Day)	30.7%
2-30 Days	24.7
31-60 Days	11.6
61-90 Days	14.8
Over 90 Days	10.7
Total	92.5%
Average days to maturity	34
Weighted average life	37

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 54.9%
U.S. Treasury Bill(a)	0.035%	07/03/2014	07/03/2014	$50,000,000	$49,999,903
U.S. Treasury Bill(a)	0.042%	07/03/2014	07/03/2014	19,000,000	18,999,955
U.S. Treasury Bill(a)	0.045%	07/03/2014	07/03/2014	6,000,000	5,999,985
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	50,000,000	49,999,764
U.S. Treasury Bill(a)	0.030%	07/10/2014	07/10/2014	29,000,000	28,999,782
U.S. Treasury Bill(a)	0.031%	07/10/2014	07/10/2014	11,000,000	10,999,915
U.S. Treasury Bill(a)	0.033%	07/10/2014	07/10/2014	40,000,000	39,999,675
U.S. Treasury Bill(a)	0.087%	07/10/2014	07/10/2014	100,000,000	99,997,813
U.S. Treasury Bill(a)	0.030%	07/17/2014	07/17/2014	20,000,000	19,999,733
U.S. Treasury Bill(a)	0.031%	07/17/2014	07/17/2014	30,000,000	29,999,587
U.S. Treasury Bill(a)	0.035%	07/17/2014	07/17/2014	15,000,000	14,999,767
U.S. Treasury Bill(a)	0.010%	07/24/2014	07/24/2014	25,000,000	24,999,840
U.S. Treasury Bill(a)	0.032%	07/24/2014	07/24/2014	30,000,000	29,999,377
U.S. Treasury Bill(a)	0.030%	08/14/2014	08/14/2014	25,000,000	24,999,083
U.S. Treasury Bill(a)	0.105%	08/14/2014	08/14/2014	37,000,000	36,995,252
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	13,000,000	12,998,252
U.S. Treasury Bill(a)	0.027%	08/21/2014	08/21/2014	50,000,000	49,998,052
U.S. Treasury Bill(a)	0.073%	08/21/2014	08/21/2014	69,000,000	68,992,913
U.S. Treasury Bill(a)	0.035%	08/28/2014	08/28/2014	25,000,000	24,998,590
U.S. Treasury Bill(a)	0.078%	08/28/2014	08/28/2014	75,000,000	74,990,635
U.S. Treasury Bill(a)	0.037%	09/04/2014	09/04/2014	50,000,000	49,996,615
U.S. Treasury Bill(a)	0.078%	09/04/2014	09/04/2014	25,000,000	24,996,502
U.S. Treasury Bill(a)	0.036%	09/11/2014	09/11/2014	17,000,000	16,998,776
U.S. Treasury Bill(a)	0.037%	09/11/2014	09/11/2014	33,000,000	32,997,525
U.S. Treasury Bill(a)	0.085%	09/11/2014	09/11/2014	15,000,000	14,997,450
U.S. Treasury Bill(a)	0.037%	09/18/2014	09/18/2014	50,000,000	49,995,885
U.S. Treasury Bill(a)	0.083%	09/18/2014	09/18/2014	35,000,000	34,993,664
U.S. Treasury Bill(a)	0.080%	09/25/2014	09/25/2014	30,000,000	29,994,267
U.S. Treasury Bill(a)	0.036%	10/02/2014	10/02/2014	34,000,000	33,996,906
U.S. Treasury Bill(a)	0.038%	10/02/2014	10/02/2014	16,000,000	15,998,483
U.S. Treasury Bill(a)	0.055%	11/28/2014	11/28/2014	10,000,000	9,997,708
U.S. Treasury Bill(a)	0.070%	12/18/2014	12/18/2014	50,000,000	49,983,472
U.S. Treasury Bill(a)	0.063%	01/02/2015	01/02/2015	100,000,000	99,968,229
U.S. Treasury Note(a)	0.050%	07/31/2014	07/31/2014	12,000,000	12,025,441
U.S. Treasury Note(a)	0.080%	07/31/2014	07/31/2014	13,000,000	13,027,561
U.S. Treasury Note(a)	0.050%	09/15/2014	09/15/2014	45,000,000	45,018,605
U.S. Treasury Note(a)	0.051%	09/30/2014	09/30/2014	75,000,000	75,037,130
U.S. Treasury Note(a)	0.051%	10/15/2014	10/15/2014	22,000,000	22,028,611
U.S. Treasury Note(a)	0.056%	10/31/2014	10/31/2014	25,000,000	25,016,055
U.S. Treasury Note(b)	0.080%	07/01/2014	01/31/2016	14,500,000	14,494,177

TOTAL TREASURY DEBT					1,390,530,935

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 37.6%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 0.250% – 7.625% due 09/30/2014 – 11/15/2022, valued at $51,000,163); expected proceeds $50,000,111	0.080%	07/01/2014	07/01/2014	$50,000,000	$50,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2014 (collateralized by U.S. Treasury Strips, 0.250% – 1.125% due 12/15/2014 – 03/31/2020, valued at $76,500,008); expected proceeds $75,000,875	0.060%	07/03/2014	07/03/2014	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 0.000% – 2.375% due 08/15/2014 – 08/15/2023, valued at $51,000,068); expected proceeds $50,000,069	0.050%	07/01/2014	07/01/2014	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 0.250% – 4.625% due 09/15/2014 – 11/15/2043, valued at $51,000,096); expected proceeds $50,000,125	0.090%	07/01/2014	07/01/2014	50,000,000	50,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 0.625% – 2.750% due 09/15/2016 – 02/15/2043, valued at $255,000,019); expected proceeds $250,000,486	0.070%	07/01/2014	07/01/2014	250,000,000	250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Bonds, 3.625% – 5.250% due 02/15/2029 – 02/15/2044, and U.S. Treasury Notes, 0.500% – 4.250% due 08/15/2015 – 05/15/2017, valued at $102,002,243); expected proceeds $100,000,167	0.060%	07/01/2014	07/01/2014	100,000,000	100,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/24/2014 (collateralized by U.S. Treasury Strips, 0.000% – 2.375% due 03/31/2016 – 04/30/2016, valued at $102,000,092); expected proceeds $100,000,972	0.050%	07/01/2014	07/01/2014	$100,000,000	$100,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2014 (collateralized by a U.S. Treasury Bond, 1.125% due 01/15/2021, valued at $102,003,245); expected proceeds $100,001,167	0.060%	07/03/2014	07/03/2014	100,000,000	100,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Bonds, 0.125% – 1.375% due 07/15/2018 – 07/15/2022, valued at $76,500,483); expected proceeds $75,000,125	0.060%	07/01/2014	07/01/2014	75,000,000	75,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2014 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, valued at $8,162,266); expected proceeds $8,000,020	0.090%	07/01/2014	07/01/2014	8,000,000	8,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/30/2014 (collateralized by U.S. Treasury Strips, 0.250% – 1.750% due 10/31/2015 – 05/15/2023, valued at $96,900,038); expected proceeds $95,000,132	0.050%	07/01/2014	07/01/2014	95,000,000	95,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					953,000,000

TOTAL INVESTMENTS(c) – 92.5%					2,343,530,935
Other Assets in Excess of Liabilities – 7.5%					189,916,791

NET ASSETS – 100.0%					$2,533,447,726

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at June 30, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures (Note 2).

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$27,664,749,684	$282,058,497	$7,300,261,481	$12,825,641,050	$1,390,530,935
Repurchase Agreements, at market value and cost (Note 2)	11,502,000,000	–	3,040,438,000	–	953,000,000

Total Investments	39,166,749,684	282,058,497	10,340,699,481	12,825,641,050	2,343,530,935
Cash	1,745,736,550	–	809,878,890	59,031,516	339,643,762
Receivable for fund shares sold	–	–	–	–	–
Interest receivable	6,803,324	13,696	1,175,590	1,173,797	393,478
Trustee’s fees receivable (Note 4)	64,419	2	15,283	20,334	4,119
Prepaid expenses and other assets	32,317	144	–	–	–

Total assets	40,919,386,294	282,072,339	11,151,769,244	12,885,866,697	2,683,572,294
Liabilities
Investment securities purchased	–	–	–	601,921,940	149,963,618
Management fee payable (Note 3)	1,653,550	11,720	425,139	520,096	104,240
Administration and custody fees payable (Note 3)	480,023	4,848	128,317	155,659	31,766
Professional fees payable	–	12,521	2,112	–	9,504
Accrued expenses and other liabilities	13,264	2,293	18,707	14,064	15,440

Total liabilities	2,146,837	31,382	574,275	602,611,759	150,124,568

Net Assets	$40,917,239,457	$282,040,957	$11,151,194,969	$12,283,254,938	$2,533,447,726

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$37,526,782	$64,429	$3,606,008	$3,322,126	$713,377

Expenses
Management fees (Note 3)	10,030,096	76,828	2,408,027	2,910,981	641,309
Administration and custody fees (Note 3)	2,538,561	20,418	610,035	737,295	163,103
Trustees’ fees (Note 4)	354,545	7,500	82,568	125,925	23,931
Professional fees	46,325	26,454	31,026	32,544	27,777
Printing fees	4,661	1,501	1,501	1,501	1,501
Other expenses	69,002	21,335	44,405	47,738	36,644

Total expenses	13,043,190	154,036	3,177,562	3,855,984	894,265

Net Investment Income (Loss)	24,483,592	(89,607)	428,446	(533,858)	(180,888)

Realized Gain
Net realized gain on investments	123,049	–	–	65,820	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,606,641	$(89,607)	$428,446	$(468,038)	$(180,888)

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$24,483,592	$50,355,030	$(89,607)	$(118,693)
Net realized gain (loss) on investments	123,049	179,110	–	–

Net increase (decrease) in net assets from operations	24,606,641	50,534,140	(89,607)	(118,693)

Capital Transactions:
Contributions	45,032,222,872	65,248,452,641	515,830,282	1,034,388,036
Withdrawals	(38,192,893,858)	(58,754,444,878)	(541,729,978)	(1,234,759,623)

Net increase (decrease) in net assets from capital transactions	6,839,329,014	6,494,007,763	(25,899,696)	(200,371,587)

Net Increase (Decrease) in Net Assets	6,863,935,655	6,544,541,903	(25,989,303)	(200,490,280)
Net Assets
Beginning of period	34,053,303,802	27,508,761,899	308,030,260	508,520,540

End of period	$40,917,239,457	$34,053,303,802	$282,040,957	$308,030,260

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$428,446	$2,961,527	$(533,858)	$268,931
Net realized gain (loss) on investments	–	–	65,820	34,160

Net increase (decrease) in net assets from operations	428,446	2,961,527	(468,038)	303,091

Capital Transactions:
Contributions	12,322,624,067	23,862,095,303	15,151,832,840	29,957,818,460
Withdrawals	(9,884,777,387)	(23,773,323,291)	(17,426,131,732)	(28,112,159,319)

Net increase (decrease) in net assets from capital transactions	2,437,846,680	88,772,012	(2,274,298,892)	1,845,659,141

Net Increase (Decrease) in Net Assets	2,438,275,126	91,733,539	(2,274,766,930)	1,845,962,232
Net Assets
Beginning of period	8,712,919,843	8,621,186,304	14,558,021,868	12,712,059,636

End of period	$11,151,194,969	$8,712,919,843	$12,283,254,938	$14,558,021,868

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(180,888)	$26,184
Net realized gain (loss) on investments	–	(1,536)

Net increase (decrease) in net assets from operations	(180,888)	24,648

Capital Transactions:
Contributions	6,562,095,214	9,982,616,922
Withdrawals	(6,781,483,473)	(9,528,165,497)

Net increase (decrease) in net assets from capital transactions	(219,388,259)	454,451,425

Net Increase (Decrease) in Net Assets	(219,569,147)	454,476,073
Net Assets
Beginning of period	2,753,016,873	2,298,540,800

End of period	$2,533,447,726	$2,753,016,873

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income
Money Market Portfolio
2014*	0.06%		0.07%**	0.07	%**	0.12	%**	$40,917,239
2013	0.15%		0.06%	0.06%		0.15%		$34,053,304
2012	0.26%		0.06%	0.06%		0.25%		$27,508,762
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
Tax Free Money Market Portfolio
2014*	(0.03)%		0.10%**	0.10	%**	(0.06	)%**	$282,041
2013	(0.03)%		0.11%	0.11%		(0.04)%		$308,030
2012	0.01%		0.11%	0.11%		0.01%		$508,521
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
U.S. Government Money Market Portfolio
2014*	0.00	%(c)	0.07%**	0.07	%**	0.01	%**	$11,151,195
2013	0.03%		0.07%	0.07%		0.03%		$8,712,920
2012	0.08%		0.07%	0.07%		0.08%		$8,621,186
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
Treasury Money Market Portfolio
2014*	(0.00	)%(c)	0.07%**	0.07	%**	(0.01	)%**	$12,283,255
2013	0.00	%(c)	0.07%	0.07%		0.00	%(c)	$14,558,022
2012	0.02%		0.07%	0.07%		0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
Treasury Plus Money Market Portfolio
2014*	(0.01)%		0.07%**	0.07	%**	(0.01	)%**	$2,533,448
2013	0.00	%(c)	0.07%	0.07%		0.00	%(c)	$2,753,017
2012	0.06%		0.08%	0.08%		0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

*	For the six months ended June 30, 2014 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2014, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Portfolio Name	Investment Objective
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Portfolios’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$44,083,497	$–	$–	$–
Level 2 – Other Significant Observable Inputs	39,166,749,684	237,975,000	10,340,699,481	12,825,641,050	2,343,530,935
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$39,166,749,684	$282,058,497	$10,340,699,481	$12,825,641,050	$2,343,530,935

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the six months ended June 30, 2014, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios have reviewed the tax positions for open years as of December 31, 2013, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSgA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Master Funds

General Information

June 30, 2014 (Unaudited)

Proxy	Voting Policies and Procedures and Record

Information regarding how a Portfolio voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly	Portfolio Schedule

The Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Interestholder	Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of interestholders and provide final results. Interestholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Portfolios

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	63,998,349,280.973	515,987,991.600
Patrick J. Riley	63,998,239,806.049	516,097,466.524
Richard D. Shirk	63,939,883,356.105	574,453,916.468
Bruce D. Taber	63,998,340,365.432	515,996,907.141
Scott F. Powers	63,998,338,158.836	515,999,113.737
Michael F. Holland	48,295,171,711.119	16,219,165,561.454
William L. Boyan	56,072,188,279.781	8,442,148,992.792
Rina K. Spence	56,072,118,146.029	8,442,219,126.544
Douglas T. Williams	56,072,132,766.923	8,442,204,505.650
James E. Ross	61,492,256,811.138	3,022,080,461.435

Proposal 3 – To approve an Amended and Restated Agreement and Declaration of Trust for State Street Master Funds:

For	Against	Abstentions	Broker Non-Votes
52,300,332,703.204	8,917,011,968.752	3,296,992,600.617	N/A

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

State Street Money Market Portfolio:

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
35,534,903,658.462	280,510,348.503	2,727,093,566.208	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
35,529,309,723.604	280,510,348.503	2,732,687,501.066	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
34,333,249,840.912	1,476,570,231.195	2,732,687,501.066	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
34,183,760,470.268	1,476,570,231.195	2,882,176,871.710	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
34,183,760,470.268	1,476,570,231.195	2,882,176,871.710	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
34,013,060,392.788	1,647,270,308.675	2,882,176,871.710	N/A

Proposal 4.G-4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
34,205,261,012.620	1,604,559,059.487	2,732,687,501.066	N/A

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
35,422,531,602.147	237,799,099.316	2,882,176,871.710	N/A

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
33,756,647,982.715	1,476,570,231.195	3,309,289,359.263	N/A

State Street Tax Free Money Market Portfolio:

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

Proposal 4.H – To approve the elimination of the Master Fund’s fundamental investment restriction with respect to diversification of investments:

For	Against	Abstentions	Broker Non-Votes
208,596,828.348	0	71,750,494.422	N/A

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

Proposal 5 – To make the fundamental investment objective of the Fund non-fundamental:

For	Against	Abstentions	Broker Non-Votes
95,900,125.622	112,696,702.726	71,750,494.422	N/A

State Street U.S. Government Money Market Portfolio:

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
7,197,871,810.521	989,641,340.069	357,976,982.360	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
7,197,312,759.980	990,200,390.610	357,976,982.360	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
7,182,819,419.216	1,004,693,731.374	357,976,982.360	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
7,197,312,392.124	990,200,758.467	357,976,982.360

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
7,197,871,644.442	989,641,340.069	357,977,148.439

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
7,197,312,593.901	990,200,556.689	357,976,982.360

Proposal 4.G-4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
7,197,312,030.764	990,200,592.387	357,977,509.799

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
7,197,871,608.744	989,641,541.846	357,976,982.360

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
7,194,598,363.512	992,914,652.025	357,977,117.413

State Street Treasury Plus Money Market Portfolio:

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

Proposal 4.G-4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
2,504,217,550.807	0	107,455.113	N/A

State Street Treasury Money Market Portfolio:

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.G-4.I: To approve the elimination of the Fund’s fundamental investment restriction with respect to:

Proposal 4.G – Pledging, mortgaging or hypothecating fund assets:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.H – Diversification of investments:

For	Against	Abstentions	Broker Non-Votes
13,214,474,983.367	1,179,839,404.630	136,770,204.294	N/A

Proposal 4.I – Investing in illiquid securities:

For	Against	Abstentions	Broker Non-Votes
13,211,315,676.234	1,182,998,711.762	136,770,204.294	N/A

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those

(1) Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered

State Street Master Funds

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206 IBG-12390	SSITINVSAR

STATE STREET EQUITY 500 INDEX FUND

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Class’ costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Class’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Class Return

Administrative Shares	$1,000.00	$1,070.30	$1.26

Service Shares	$1,000.00	$1,069.10	$1.77

Class R Shares	$1,000.00	$1,067.80	$3.56

2

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,023.58	$1.23

Service Shares	$1,000.00	$1,023.08	$1.73

Class R Shares	$1,000.00	$1,021.35	$3.48

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized expense ratios for the six months ended June 30, 2014 were 0.245%, 0.345% and 0.695%, respectively, which include each Class’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

3

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investment in State Street Equity 500 Index Portfolio, at market value	$389,974,455
Receivable for Fund shares sold	5,938,691
Prepaid expenses and other assets	54,585

Total assets	395,967,731
Liabilities
Payable for Fund shares repurchased	756,119
Distribution fees payable (Note 3)	69,746
Administration fees payable (Note 3)	14,066

Total liabilities	839,931

Net Assets	$395,127,800

Net Assets Consist of:
Paid-in capital	$235,819,277
Undistributed net investment income	3,379,399
Accumulated net realized loss	(15,057,633)
Net unrealized appreciation on investments and futures	170,986,757

Net Assets	$395,127,800

Administrative Shares:
Net Assets	$244,144,313
Shares of beneficial interest outstanding	14,720,261

Offering, net asset value, and redemption price per share	$16.59

Service Shares:
Net Assets	$114,232,009
Shares of beneficial interest outstanding	6,897,775

Offering, net asset value, and redemption price per share	$16.56

Class R Shares:
Net Assets	$36,751,478
Shares of beneficial interest outstanding	2,222,216

Offering, net asset value, and redemption price per share	$16.54

See Notes to Financial Statements and Financial Statements of the Master Funds.

4

State Street Equity 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Income and Expenses Allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$3,743,738
Interest income allocated from Portfolio (Note 2)	2,483
Expenses allocated from Portfolio (Note 3)	(83,302)

3,662,919

Expenses
Distribution Fees (Note 3)
Administrative Shares	168,531
Service Shares	139,753
Class R Shares	101,358
Administration fees (Note 3)	92,574

Net expenses	502,216

Net Investment Income	3,160,703

Realized and Unrealized Gain (Loss)
Net realized gain allocated from Portfolio on:
Investments	$746,257
Futures	697,015

1,443,272

Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	20,676,705
Futures	(99,496)

20,577,209

Net realized and unrealized gain	22,020,481

Net Increase in Net Assets Resulting from Operations	$25,181,184

See Notes to Financial Statements and Financial Statements of the Master Funds.

5

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$3,160,703	$6,033,399
Net realized gain on investments and futures	1,443,272	3,768,702
Change in net unrealized appreciation on investments and futures	20,577,209	83,670,839

Net increase in net assets from operations	25,181,184	93,472,940

Distributions to Shareholders from:
Net investment income
Administrative Shares	–	(3,753,200)
Service Shares	–	(1,891,555)
Class R Shares	–	(386,402)

Total distributions	–	(6,031,157)

Net Increase (Decrease) from Capital Share Transactions:
Administrative Shares
Shares sold	16,367,623	12,756,678
Reinvestment of distributions	–	3,753,200
Shares redeemed	(18,075,399)	(25,196,235)

Net decrease from capital share transactions	(1,707,776)	(8,686,357)

Service Shares
Shares sold	8,625,848	45,516,297
Reinvestment of distributions	–	1,891,555
Shares redeemed	(26,633,557)	(38,161,275)

Net increase (decrease) from capital share transactions	(18,007,709)	9,246,577

Class R Shares
Shares sold	3,808,153	8,134,393
Reinvestment of distributions	–	386,402
Shares redeemed	(1,915,638)	(5,041,155)

Net increase from capital share transactions	1,892,515	3,479,640

Net Increase in Net Assets	7,358,214	91,481,643
Net Assets
Beginning of period	387,769,586	296,287,943

End of period	$395,127,800	$387,769,586

Undistributed net investment income	$3,379,399	$218,696

Changes in Shares:
Administrative Shares
Shares sold	1,021,674	920,980
Reinvestment of distributions	–	243,083
Shares redeemed	(1,159,327)	(1,883,503)

Net decrease in shares	(137,653)	(719,440)

Service Shares
Shares sold	550,770	3,342,278
Reinvestment of distributions	–	122,589
Shares redeemed	(1,716,956)	(2,816,214)

Net increase (decrease) in shares	(1,166,186)	648,653

Class R Shares
Shares sold	243,425	593,140
Reinvestment of distributions	–	25,026
Shares redeemed	(122,555)	(357,436)

Net increase in shares	120,870	260,730

See Notes to Financial Statements and Financial Statements of the Master Funds.

6

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$15.50		$11.94	$10.51	$10.52	$9.31	$7.50

Investment Operations:
Net investment income(b)	0.14		0.26	0.24	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.95		3.56	1.42	(0.01)	1.21	1.80

Total from investment operations	1.09		3.82	1.66	0.19	1.38	1.97

Less Distributions From:
Net investment income	–		(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net increase (decrease) in net assets	1.09		3.56	1.43	(0.01)	1.21	1.81

Net Asset Value, End of Period	$16.59		$15.50	$11.94	$10.51	$10.52	$9.31

Total Return(c)	7.03%		31.97%	15.84%	1.79%	14.81%	26.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$244,144		$230,330	$185,918	$161,813	$165,883	$142,739
Ratios to average net assets:(a)
Operating expenses	0.245	%*	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.78	%*	1.84%	2.06%	1.83%	1.79%	2.08%
Portfolio turnover rate(d)	2%		4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$15.49		$11.92	$10.50	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.13		0.24	0.23	0.19	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.94		3.57	1.41	(0.01)	1.21	1.80

Total from investment operations	1.07		3.81	1.64	0.18	1.37	1.96

Less Distributions From:
Net investment income	–		(0.24)	(0.22)	(0.19)	(0.16)	(0.15)

Net increase (decrease) in net assets	1.07		3.57	1.42	(0.01)	1.21	1.81

Net Asset Value, End of Period	$16.56		$15.49	$11.92	$10.50	$10.51	$9.30

Total Return(c)	6.91%		31.97%	15.64%	1.69%	14.71%	26.16%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$114,232		$124,885	$88,416	$77,600	$78,203	$66,171
Ratios to average net assets:
Operating expenses	0.345	%*	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.68	%*	1.74%	1.96%	1.74%	1.69%	1.96%
Portfolio turnover rate(d)	2%		4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

8

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$15.49		$11.93	$10.51	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.10		0.19	0.19	0.15	0.13	0.13
Net realized and unrealized gain on investments	0.95		3.56	1.41	–	1.20	1.80

Total from investment operations	1.05		3.75	1.60	0.15	1.33	1.93

Less Distributions From:
Net investment income	–		(0.19)	(0.18)	(0.15)	(0.12)	(0.12)

Net increase in net assets	1.05		3.56	1.42	0.00	1.21	1.81

Net Asset Value, End of Period	$16.54		$15.49	$11.93	$10.51	$10.51	$9.30

Total Return(c)	6.78%		31.40%	15.22%	1.42%	14.31%	25.72%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$36,751		$32,555	$21,954	$16,363	$13,862	$9,740
Ratios to average net assets:(a)
Operating expenses	0.695	%*	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.33	%*	1.40%	1.62%	1.40%	1.35%	1.60%
Portfolio turnover rate(d)	2%		4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Annualized.

See Notes to Financial Statements and Financial Statements of the Master Funds.

9

State Street Equity 500 Index Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the series (the “Funds”) and classes, all of which have the same rights and privileges, including the same voting rights, as listed in the table below. The Funds are authorized to issue an unlimited number of shares, with no par value.

Fund	Classes	Commencement of Operations:
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class (formerly Institutional Class) Service Class Institutional Class Investment Class Investor Class	N/A December 15, 2011 August 12, 2004 N/A N/A October 15, 2007 N/A
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A N/A October 17, 2007 N/A October 25, 2007 N/A
State Street Institutional Tax Free Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A October 12, 2007 N/A February 7, 2007 N/A
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class (formerly Institutional Class) Service Class	N/A N/A October 25, 2007 N/A October 25, 2007 N/A
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class (formerly Institutional Class) Institutional Class Investor Class Administration Class	N/A October 24, 2007 October 24, 2007 N/A N/A N/A
State Street Target Retirement 2015 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A

10

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Target Retirement 2020 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2025 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2030 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2035 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2040 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2045 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2050 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2055 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement 2060 Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Target Retirement Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Opportunistic Emerging Markets Fund	Class A Class C Class I Class K	N/A N/A N/A N/A

11

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Small Cap Emerging Markets Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Global Managed Volatility Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Strategic Real Return Portfolio	N/A	N/A
State Street Strategic Real Return Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Global Equity ex-U.S. Index Portfolio	N/A	N/A
State Street Global Equity ex- U.S. Index Fund	Class A Class I Class K	N/A N/A N/A
State Street Aggregate Bond Index Portfolio	N/A	N/A
State Street Aggregate Bond Index Fund	Class A Class I Class K	N/A N/A N/A
State Street Clarion Global Real Estate Income Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Clarion Global Infrastructure & MLP Fund	Class A Class C Class I Class K	N/A N/A N/A N/A
State Street Equity 500 Index Fund	Administrative Shares Class A Class I Class K Class R Shares Service Shares	April 11, 2001 N/A N/A N/A June 7, 2005 March 10, 2003
State Street Equity 500 Index II Portfolio	N/A	N/A
State Street Equity 400 Index Fund	N/A	N/A

12

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Fund	Classes	Commencement of Operations:
State Street Equity 2000 Index Fund	N/A	N/A
State Street Institutional Limited Duration Bond Fund	N/A	N/A

The Fund commenced operations on April 18, 2001. As of June 30, 2014, the following series of the Trust were operational: the Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street U.S. Government Money Market Fund. The Fund offers Administrative Shares, Service Shares and Class R Shares. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005, all of which have the same rights and privileges, including the same voting rights.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.19% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of June 30, 2014, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding Disclosures about Derivatives and Hedging which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosures as of June 30, 2014, are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

13

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At December 31, 2013, the Fund had capital loss carry forwards in the amount of $9,307,169, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

Expiration Year
2017	2018
$6,209,630	$3,097,539

During the year ended December 31, 2013, a capital loss carryover in the amount of $2,611,480 was utilized.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Fund has reviewed the tax positions for open years as of December 31, 2013 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014,

14

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Related Party Fees and Transactions

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). In addition, the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio’s investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred fees of $92,574 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets in compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the six months ended June 30, 2014, the Fund’s pro-rata share of these expenses amounted to $83,302.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund’s shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the six months ended June 30, 2014, the Fund’s Administrative Shares, Service Shares and Class R Shares incurred $168,531, $139,753, and $101,358 of expenses, respectively, pursuant to the Rule 12b-1 plan.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

15

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSgA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	Subsequent Events

Effective August 8, 2014, Boston Financial Data Services, Inc. became the transfer agent and dividend disbursing agent for State Street Equity 500 Index Fund.

On or about August 8, 2014, the Fund withdrew its interest in the State Street Equity 500 Index Portfolio and invested all of its assets in the State Street Equity 500 Index II Portfolio, a new master fund formed as a series of State Street Institutional Investment Trust that has a substantially identical investment objective, investment policies, and risks as the Fund. The State Street Equity 500 Index Fund is advised by SSgA FM and serviced by State Street as administrator and custodian. The State Street Equity 500 Index Fund pays an investment advisory fee of 0.02% to SSgA FM and an administration fee of 0.05% to State Street.

16

State Street Equity 500 Index Fund

General Information

June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Funds

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	27,409,354,824.650	254,183,119.419
Patrick J. Riley	27,409,280,559.991	254,257,384.078
Richard D. Shirk	27,380,016,279.087	283,521,664.982
Bruce D. Taber	27,409,354,824.650	254,183,119.419
Scott F. Powers	27,409,367,740.825	254,170,203.244
Michael F. Holland	20,553,405,966.618	7,110,131,977.451
William L. Boyan	24,171,060,497.528	3,492,477, 446.541
Rina K. Spence	24,170,989,957.661	3,492,547,986.408
Douglas T. Williams	24,171,024,985.845	3,492,512,958.224
James E. Ross	26,484,252,573.671	1,179,285,370.398

Proposal 2: To approve an Amended and Restated Agreement and Declaration of Trust for the Trust:

For	Against	Abstentions	Broker Non-Votes
31,256,620,514.078	5,330,776,657.282	1,923,503,244.373	1,397,473,178.490

17

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Shareholder Meeting Results — (continued)

State Street Equity 500 Index Fund

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
13,946,950.358	493,664.878	2,282,653.443	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
13,766,986.207	613,254.034	2,343,028.438	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
14,208,519.580	653,360.731	1,861,388.368	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
13,894,241.711	600,590.888	2,228,436.080	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
14,425,412.330	462,909.765	1,834,946.584	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
14,425,658.373	543,255.313	1,754,354.993	N/A

Proposal 4.H – To approve the elimination of the Fund’s fundamental investment restriction with respect to diversification of investments:

For	Against	Abstentions	Broker Non-Votes
13,893,700.829	569,289.286	2,260,278.564	N/A

Proposal 5: To make the fundamental investment objective of certain Funds non-fundamental:

For	Against	Abstentions	Broker Non-Votes
13,641,735.934	670,120.170	2,411,412.575	N/A

18

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

19

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

20

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the

21

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

22

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

23

State Street Equity 500 Index Fund

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

24

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Fund

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2014

(Unaudited)

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2014 to June 30, 2014.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2014

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,070.90	$0.23

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended June 30, 2014 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

28

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition (excluding futures contracts)*	June 30, 2014
Common Stocks	97.2%
Money Market Funds	2.7
U.S. Government Securities	0.1
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2014
Information Technology	16.9%
Financials	16.3
Health Care	12.6
Consumer Discretionary	12.2
Industrials	10.5
Total	68.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

29

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 97.2%
Consumer Discretionary – 12.2%
Amazon.com, Inc.(a)	61,692	$20,036,328
AutoNation, Inc.(a)	10,363	618,464
AutoZone, Inc.(a)	5,764	3,090,887
Bed Bath & Beyond, Inc.(a)	36,545	2,096,952
Best Buy Co., Inc.	42,119	1,306,110
BorgWarner, Inc.	37,000	2,412,030
Cablevision Systems Corp.	35,600	628,340
CarMax, Inc.(a)	37,200	1,934,772
Carnival Corp.	70,650	2,659,973
CBS Corp. Class B	86,903	5,400,152
Chipotle Mexican Grill, Inc.(a)	5,100	3,021,801
Coach, Inc.	44,828	1,532,669
Comcast Corp. Class A	431,648	23,170,865
D.R. Horton, Inc.	46,076	1,132,548
Darden Restaurants, Inc.	20,588	952,607
Delphi Automotive PLC	45,500	3,127,670
DIRECTV(a)	79,577	6,764,841
Discovery Communications, Inc. Class A(a)	37,200	2,763,216
Dollar General Corp.(a)	48,200	2,764,752
Dollar Tree, Inc.(a)	35,000	1,906,100
eBay, Inc.(a)	188,903	9,456,484
Expedia, Inc.	17,357	1,367,037
Family Dollar Stores, Inc.	15,558	1,029,006
Ford Motor Co.	644,398	11,109,422
Fossil Group, Inc.(a)	8,800	919,776
GameStop Corp. Class A	19,500	789,165
Gannett Co., Inc.	39,574	1,239,062
Gap, Inc.	44,098	1,833,154
Garmin Ltd.	22,600	1,376,340
General Motors Co.	216,300	7,851,690
Genuine Parts Co.	25,209	2,213,350
Goodyear Tire & Rubber Co.	47,157	1,310,021
Graham Holdings Co. Class B	660	473,953
H&R Block, Inc.	43,615	1,461,975
Harley-Davidson, Inc.	35,801	2,500,700
Harman International Industries, Inc.	12,021	1,291,416
Hasbro, Inc.	17,825	945,616
Home Depot, Inc.	226,812	18,362,700
Host Hotels & Resorts, Inc.	131,321	2,890,375
Interpublic Group of Cos., Inc.	71,894	1,402,652
Johnson Controls, Inc.	107,886	5,386,748
Kohl’s Corp.	34,533	1,819,198
L Brands, Inc.	39,567	2,321,000
Lennar Corp. Class A	25,931	1,088,583
Lowe’s Cos., Inc.	164,062	7,873,335
Macy’s, Inc.	61,423	3,563,763
Marriott International, Inc. Class A	39,050	2,503,105
Mattel, Inc.	55,276	2,154,106
McDonald’s Corp.	164,525	16,574,249
McGraw Hill Financial, Inc.	44,366	3,683,709
Michael Kors Holdings, Ltd.(a)	29,100	2,579,715
Mohawk Industries, Inc.(a)	9,900	1,369,566
Netflix, Inc.(a)	10,200	4,494,120
Newell Rubbermaid, Inc.	47,893	1,484,204
News Corp. Class A(a)	80,202	1,438,824
NIKE, Inc. Class B	121,604	9,430,390
Nordstrom, Inc.	23,633	1,605,390
O’Reilly Automotive, Inc.(a)	17,700	$2,665,620
Omnicom Group, Inc.	41,741	2,972,794
PetSmart, Inc.	17,300	1,034,540
PulteGroup, Inc.	54,705	1,102,853
PVH Corp.	13,000	1,515,800
Ralph Lauren Corp.	9,515	1,528,965
Ross Stores, Inc.	35,900	2,374,067
Scripps Networks Interactive, Inc. Class A	17,635	1,430,904
Snap-on, Inc.	9,212	1,091,806
Stanley Black & Decker, Inc.	25,707	2,257,589
Staples, Inc.	110,033	1,192,758
Starbucks Corp.	123,161	9,530,198
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,525,383
Target Corp.	102,816	5,958,187
The Priceline Group, Inc.(a)	8,590	10,333,770
Tiffany & Co.	18,580	1,862,645
Time Warner Cable, Inc.	46,071	6,786,258
Time Warner, Inc.	144,091	10,122,393
TJX Cos., Inc.	117,012	6,219,188
Tractor Supply Co.	22,500	1,359,000
TripAdvisor, Inc.(a)	18,157	1,972,940
Twenty-First Century Fox, Inc.	315,909	11,104,201
Under Armour, Inc. Class A(a)	26,200	1,558,638
Urban Outfitters, Inc.(a)	18,300	619,638
V.F. Corp.	57,572	3,627,036
Viacom, Inc. Class B	64,522	5,595,993
Walt Disney Co.	264,445	22,673,514
Whirlpool Corp.	12,661	1,762,664
Wyndham Worldwide Corp.	22,699	1,718,768
Wynn Resorts, Ltd.	12,700	2,636,012
Yum! Brands, Inc.	72,292	5,870,110

		359,519,208

Consumer Staples – 9.1%
Altria Group, Inc.	326,499	13,693,368
Archer-Daniels-Midland Co.	107,024	4,720,829
Avon Products, Inc.	67,660	988,513
Brown-Forman Corp. Class B	26,182	2,465,559
Campbell Soup Co.	28,865	1,322,306
Clorox Co.	20,543	1,877,630
Coca-Cola Co.	625,122	26,480,168
Coca-Cola Enterprises, Inc.	40,801	1,949,472
Colgate-Palmolive Co.	143,202	9,763,512
ConAgra Foods, Inc.	68,575	2,035,306
Constellation Brands, Inc. Class A(a)	26,926	2,372,988
Costco Wholesale Corp.	71,489	8,232,673
CVS Caremark Corp.	192,032	14,473,452
Dr Pepper Snapple Group, Inc.	32,700	1,915,566
Estee Lauder Cos., Inc. Class A	41,204	3,059,809
General Mills, Inc.	103,664	5,446,507
Hormel Foods Corp.	21,200	1,046,220
Kellogg Co.	41,835	2,748,559
Keurig Green Mountain, Inc.	20,900	2,604,349
Kimberly-Clark Corp.	61,800	6,873,396
Kraft Foods Group, Inc.	96,669	5,795,307
Kroger Co.	84,176	4,160,820
Lorillard, Inc.	61,383	3,742,522
McCormick & Co., Inc.	20,753	1,485,707

See Notes to Financial Statements.

30

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	25,162	$1,866,014
Mondelez International, Inc. Class A	281,909	10,602,597
Monster Beverage Corp.(a)	22,700	1,612,381
PepsiCo, Inc.	249,054	22,250,484
Philip Morris International, Inc.	259,499	21,878,361
Procter & Gamble Co.	445,019	34,974,043
Reynolds American, Inc.	52,074	3,142,666
Safeway, Inc.	37,164	1,276,212
Sysco Corp.	95,709	3,584,302
The Hershey Co.	24,282	2,364,338
The J.M. Smucker Co.	17,160	1,828,741
Tyson Foods, Inc. Class A	44,235	1,660,582
Wal-Mart Stores, Inc.	265,102	19,901,207
Walgreen Co.	143,318	10,624,163
Whole Foods Market, Inc.	60,066	2,320,350

		269,140,979

Energy – 10.5%
Anadarko Petroleum Corp.	84,626	9,264,008
Apache Corp.	65,125	6,552,878
Baker Hughes, Inc.	71,973	5,358,390
Cabot Oil & Gas Corp.	67,500	2,304,450
Cameron International Corp.(a)	35,200	2,383,392
Chesapeake Energy Corp.	83,182	2,585,297
Chevron Corp.(b)	313,046	40,868,155
Cimarex Energy Co.	15,300	2,194,938
ConocoPhillips	204,230	17,508,638
Consol Energy, Inc.	37,173	1,712,560
Denbury Resources, Inc.	61,500	1,135,290
Devon Energy Corp.	63,951	5,077,709
Diamond Offshore Drilling, Inc.	11,500	570,745
Ensco PLC Class A	38,000	2,111,660
EOG Resources, Inc.	89,834	10,498,001
EQT Corp.	24,100	2,576,290
ExxonMobil Corp.(b)	709,847	71,467,396
FMC Technologies, Inc.(a)	38,600	2,357,302
Halliburton Co.	138,434	9,830,198
Helmerich & Payne, Inc.	17,300	2,008,703
Hess Corp.	44,301	4,380,926
Kinder Morgan, Inc.	108,526	3,935,153
Marathon Oil Corp.	115,177	4,597,866
Marathon Petroleum Corp.	47,488	3,707,388
Murphy Oil Corp.	28,841	1,917,350
Nabors Industries, Ltd.	48,204	1,415,751
National Oilwell Varco, Inc.	70,757	5,826,839
Newfield Exploration Co.(a)	20,600	910,520
Noble Corp. PLC	39,400	1,322,264
Noble Energy, Inc.	57,920	4,486,483
Occidental Petroleum Corp.	128,644	13,202,734
Peabody Energy Corp.	44,124	721,427
Phillips 66	94,965	7,638,035
Pioneer Natural Resources Co.	23,600	5,423,516
QEP Resources, Inc.	27,068	933,846
Range Resources Corp.	26,600	2,312,870
Rowan Cos. PLC Class A	19,620	626,467
Schlumberger, Ltd.	216,158	25,495,836
Southwestern Energy Co.(a)	56,300	2,561,087
Spectra Energy Corp.	107,798	$4,579,259
Tesoro Corp.	23,165	1,359,091
Transocean, Ltd.	55,100	2,481,153
Valero Energy Corp.	87,909	4,404,241
Williams Cos., Inc. (The)	121,868	7,093,936

		309,700,038

Financials – 16.3%
ACE, Ltd.	55,500	5,755,350
Affiliated Managers Group, Inc.(a)	9,100	1,869,120
AFLAC, Inc.	75,490	4,699,253
Allstate Corp.	73,906	4,339,760
American Express Co.	149,664	14,198,624
American International Group, Inc.	239,833	13,090,085
American Tower Corp. REIT	64,100	5,767,718
Ameriprise Financial, Inc.	32,307	3,876,840
Aon PLC	49,547	4,463,689
Apartment Investment & Management Co. Class A	22,952	740,661
Assurant, Inc.	12,531	821,407
AvalonBay Communities, Inc.	19,298	2,743,983
Bank of America Corp.	1,729,471	26,581,969
BB&T Corp.	122,170	4,817,163
Berkshire Hathaway, Inc. Class B(a)	297,303	37,626,668
BlackRock, Inc.	20,434	6,530,706
Boston Properties, Inc.	24,767	2,926,964
Capital One Financial Corp.	94,163	7,777,864
CBRE Group, Inc.(a)	49,575	1,588,383
Charles Schwab Corp.	192,593	5,186,529
Chubb Corp.	41,475	3,822,751
Cincinnati Financial Corp.	23,114	1,110,397
Citigroup, Inc.	504,220	23,748,762
CME Group, Inc.	50,655	3,593,972
Comerica, Inc.	29,944	1,501,991
Discover Financial Services	79,005	4,896,730
E*TRADE Financial Corp.(a)	44,931	955,233
Equity Residential	54,057	3,405,591
Essex Property Trust, Inc.	10,000	1,849,100
Fifth Third Bancorp	141,716	3,025,637
Franklin Resources, Inc.	66,840	3,866,026
General Growth Properties, Inc. REIT	90,400	2,129,824
Genworth Financial, Inc. Class A(a)	82,251	1,431,167
Goldman Sachs Group, Inc.	69,034	11,559,053
Hartford Financial Services Group, Inc.	74,097	2,653,414
HCP, Inc.	73,400	3,037,292
Health Care REIT, Inc.	50,700	3,177,369
Hudson City Bancorp, Inc.	76,692	753,882
Huntington Bancshares, Inc.	141,956	1,354,260
Intercontinental Exchange , Inc.	18,862	3,563,032
Invesco Ltd.	72,200	2,725,550
J.P. Morgan Chase & Co.	622,415	35,863,552
KeyCorp	148,675	2,130,513
Kimco Realty Corp.	66,569	1,529,756
Legg Mason, Inc.	18,042	925,735
Leucadia National Corp.	55,236	1,448,288
Lincoln National Corp.	42,992	2,211,508

See Notes to Financial Statements.

31

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
Loews Corp.	49,231	$2,166,656
M&T Bank Corp.	20,937	2,597,235
Marsh & McLennan Cos., Inc.	88,553	4,588,816
Mastercard, Inc. Class A	167,700	12,320,919
MetLife, Inc.	183,696	10,206,150
Moody’s Corp.	31,466	2,758,310
Morgan Stanley	230,630	7,456,268
NASDAQ OMX Group, Inc.	18,400	710,608
Navient Corp.	69,254	1,226,488
Northern Trust Corp.	36,406	2,337,629
Paychex, Inc.	52,838	2,195,947
People’s United Financial, Inc.	57,000	864,690
PNC Financial Services Group, Inc.	87,717	7,811,199
Principal Financial Group, Inc.	43,391	2,190,378
Progressive Corp.	88,101	2,234,241
ProLogis, Inc.	81,099	3,332,358
Prudential Financial, Inc.	75,539	6,705,597
Public Storage, Inc.	24,787	4,247,252
Regions Financial Corp.	226,389	2,404,251
Simon Property Group, Inc.	50,815	8,449,518
State Street Corp.(c)	72,725	4,891,483
SunTrust Banks, Inc.	86,518	3,465,911
T. Rowe Price Group, Inc.	42,275	3,568,433
The Bank of New York Mellon Corp.	187,085	7,011,946
The Macerich Co. REIT	21,800	1,455,150
Torchmark Corp.	14,931	1,223,148
Total System Services, Inc.	26,575	834,721
Travelers Cos., Inc.	57,304	5,390,587
U.S. Bancorp	302,752	13,115,217
Unum Group	40,929	1,422,692
Ventas, Inc.	46,600	2,987,060
Visa, Inc. Class A	82,400	17,362,504
Vornado Realty Trust	28,014	2,989,934
Wells Fargo & Co.	791,049	41,577,535
Western Union Co.	86,585	1,501,384
XL Group PLC	44,968	1,471,803
Zions Bancorp.	30,453	897,450

		481,644,589

Health Care – 12.6%
Abbott Laboratories	252,406	10,323,405
AbbVie, Inc.	261,506	14,759,399
Actavis PLC(a)	28,646	6,389,490
Aetna, Inc.	60,559	4,910,124
Alexion Pharmaceuticals, Inc.(a)	32,400	5,062,500
Allergan, Inc.	49,192	8,324,270
AmerisourceBergen Corp.	36,686	2,665,605
Amgen, Inc.	125,745	14,884,436
Baxter International, Inc.	88,461	6,395,730
Becton Dickinson and Co.	31,397	3,714,265
Biogen Idec, Inc.(a)	39,431	12,432,989
Boston Scientific Corp.(a)	219,034	2,797,064
Bristol-Myers Squibb Co.	275,516	13,365,281
C.R. Bard, Inc.	12,897	1,844,400
Cardinal Health, Inc.	56,757	3,891,260
CareFusion Corp.(a)	33,878	1,502,489
Celgene Corp.(a)	133,636	11,476,660
Cerner Corp.(a)	50,100	$2,584,158
CIGNA Corp.	45,996	4,230,252
Covidien PLC	75,000	6,763,500
DaVita HealthCare Partners, Inc.(a)	30,700	2,220,224
Dentsply International, Inc.	23,300	1,103,255
Edwards Lifesciences Corp.(a)	19,000	1,630,960
Eli Lilly & Co.	160,675	9,989,165
Express Scripts Holding Co.(a)	126,114	8,743,484
Forest Laboratories, Inc.(a)	39,502	3,910,698
Gilead Sciences, Inc.(a)	255,098	21,150,175
Hospira, Inc.(a)	25,303	1,299,815
Humana, Inc.	25,207	3,219,438
Intuitive Surgical, Inc.(a)	6,300	2,594,340
Johnson & Johnson	466,649	48,820,818
Laboratory Corp. of America Holdings(a)	15,422	1,579,213
McKesson Corp.	38,855	7,235,190
Mead Johnson Nutrition Co.	32,618	3,039,019
Medtronic, Inc.	167,078	10,652,893
Merck & Co., Inc.	480,670	27,806,760
Mylan, Inc.(a)	63,209	3,259,056
Patterson Cos., Inc.	12,894	509,442
Perrigo Co. PLC	22,200	3,235,872
Pfizer, Inc.	1,049,081	31,136,724
Quest Diagnostics, Inc.	25,600	1,502,464
Regeneron Pharmaceuticals, Inc.(a)	13,700	3,869,839
St. Jude Medical, Inc.	46,626	3,228,851
Stryker Corp.	48,289	4,071,728
Tenet Healthcare Corp.(a)	15,542	729,541
UnitedHealth Group, Inc.	160,696	13,136,898
Varian Medical Systems, Inc.(a)	18,060	1,501,508
Vertex Pharmaceuticals, Inc.(a)	37,500	3,550,500
WellPoint, Inc.	46,238	4,975,671
Zimmer Holdings, Inc.	26,952	2,799,235
Zoetis, Inc.	79,448	2,563,787

		373,383,840

Industrials – 10.5%
3M Co.	102,272	14,649,441
ADT Corp.	28,950	1,011,513
Allegion PLC	14,833	840,734
AMETEK, Inc.	39,400	2,059,832
Amphenol Corp. Class A	26,100	2,514,474
Avery Dennison Corp.	15,388	788,635
Boeing Co.	111,988	14,248,233
Caterpillar, Inc.	103,179	11,212,462
CH Robinson Worldwide, Inc.	25,861	1,649,673
Cintas Corp.	17,588	1,117,542
CSX Corp.	166,214	5,121,053
Cummins, Inc.	28,358	4,375,356
Danaher Corp.	101,072	7,957,399
Deere & Co.	62,337	5,644,615
Delta Air Lines, Inc.	139,300	5,393,696
Dover Corp.	27,895	2,537,050
Eaton Corp. PLC	78,324	6,045,046
Emerson Electric Co.	115,548	7,667,765
Equifax, Inc.	19,983	1,449,567
Expeditors International of Washington, Inc.	34,020	1,502,323
Fastenal Co.	44,300	2,192,407
FedEx Corp.	45,200	6,842,376

See Notes to Financial Statements.

32

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
First Solar, Inc.(a)	10,570	$751,104
Flir Systems, Inc.	23,500	816,155
Flowserve Corp.	21,900	1,628,265
Fluor Corp.	26,060	2,004,014
General Dynamics Corp.	54,061	6,300,810
General Electric Co.	1,654,633	43,483,755
Honeywell International, Inc.	130,681	12,146,799
Illinois Tool Works, Inc.	62,471	5,469,961
Ingersoll-Rand PLC	44,500	2,781,695
Iron Mountain, Inc.	26,910	953,960
Jacobs Engineering Group, Inc.(a)	20,400	1,086,912
Joy Global, Inc.	17,200	1,059,176
Kansas City Southern	17,500	1,881,425
L-3 Communications Holdings, Inc.	14,403	1,739,162
Leggett & Platt, Inc.	24,198	829,507
Lockheed Martin Corp.	43,552	7,000,113
Masco Corp.	57,123	1,268,131
Nielsen NV	47,500	2,299,475
Norfolk Southern Corp.	50,055	5,157,167
Northrop Grumman Corp.	35,011	4,188,366
PACCAR, Inc.	56,774	3,567,110
Pall Corp.	18,609	1,589,023
Parker Hannifin Corp.	23,903	3,005,324
Pentair PLC	33,495	2,415,659
Pitney Bowes, Inc.	29,727	821,060
Precision Castparts Corp.	24,007	6,059,367
Quanta Services, Inc.(a)	35,000	1,210,300
Raytheon Co.	52,382	4,832,240
Republic Services, Inc.	47,503	1,803,689
Robert Half International, Inc.	23,540	1,123,800
Rockwell Automation, Inc.	22,505	2,816,726
Rockwell Collins, Inc.	22,531	1,760,572
Roper Industries, Inc.	16,100	2,350,761
Ryder System, Inc.	7,921	697,761
Southwest Airlines Co.	114,186	3,067,036
Stericycle, Inc.(a)	14,100	1,669,722
Textron, Inc.	44,839	1,716,885
Thermo Fisher Scientific, Inc.	65,624	7,743,632
Tyco International, Ltd.	74,300	3,388,080
Union Pacific Corp.	149,136	14,876,316
United Parcel Service, Inc. Class B	116,446	11,954,346
United Technologies Corp.	139,978	16,160,460
W.W. Grainger, Inc.	10,069	2,560,245
Waste Management, Inc.	73,139	3,271,508
Xylem, Inc.	28,692	1,121,283

		311,250,049

Information Technology – 16.9%
Accenture PLC Class A	104,600	8,455,864
Adobe Systems, Inc.(a)	75,257	5,445,597
Agilent Technologies, Inc.	54,968	3,157,362
Akamai Technologies, Inc.(a)	28,924	1,766,099
Alliance Data Systems Corp.(a)	8,900	2,503,125
Altera Corp.	50,554	1,757,257
Analog Devices, Inc.	50,069	2,707,231
Apple, Inc.	993,288	92,306,254
Applied Materials, Inc.	207,107	4,670,263
Autodesk, Inc.(a)	36,476	$2,056,517
Automatic Data Processing, Inc.	78,417	6,216,900
Avago Technologies, Ltd.	41,500	2,990,905
Broadcom Corp. Class A	88,659	3,291,022
CA, Inc.	53,099	1,526,065
Cisco Systems, Inc.	851,019	21,147,822
Citrix Systems, Inc.(a)	29,667	1,855,671
Cognizant Technology Solutions Corp. Class A(a)	97,968	4,791,615
Computer Sciences Corp.	23,144	1,462,701
Corning, Inc.	221,776	4,867,983
Dun & Bradstreet Corp.	7,100	782,420
Electronic Arts, Inc.(a)	50,400	1,807,848
EMC Corp.	334,084	8,799,773
F5 Networks, Inc.(a)	12,200	1,359,568
Facebook, Inc. Class A(a)	285,000	19,177,650
Fidelity National Information Services, Inc.	46,777	2,560,573
Fiserv, Inc.(a)	42,104	2,539,713
Google, Inc. Class A(a)	46,890	27,415,176
Google, Inc. Class C(a)	46,890	26,974,879
Harris Corp.	18,600	1,408,950
Hewlett-Packard Co.	313,416	10,555,851
Intel Corp.	823,456	25,444,790
International Business Machines Corp.	157,242	28,503,257
Intuit, Inc.	47,863	3,854,407
Jabil Circuit, Inc.	27,551	575,816
Juniper Networks, Inc.(a)	84,393	2,071,004
KLA-Tencor Corp.	27,005	1,961,643
Lam Research Corp.	25,858	1,747,484
Linear Technology Corp.	37,363	1,758,676
Microchip Technology, Inc.	32,589	1,590,669
Micron Technology, Inc.(a)	174,862	5,761,703
Microsoft Corp.(b)	1,243,635	51,859,580
Motorola Solutions, Inc.	38,152	2,539,779
NetApp, Inc.	57,357	2,094,678
NVIDIA Corp.	99,956	1,853,184
Oracle Corp.	568,162	23,027,606
PerkinElmer, Inc.	19,218	900,171
QUALCOMM, Inc.	280,311	22,200,631
Red Hat, Inc.(a)	29,800	1,647,046
Salesforce.com, Inc.(a)	92,900	5,395,632
SanDisk Corp.	38,367	4,006,666
Seagate Technology PLC	51,800	2,943,276
Symantec Corp.	113,463	2,598,303
TE Connectivity, Ltd.	67,300	4,161,832
Teradata Corp.(a)	25,320	1,017,864
Texas Instruments, Inc.	177,999	8,506,572
VeriSign, Inc.(a)	18,721	913,772
Waters Corp.(a)	13,765	1,437,617
Western Digital Corp.	34,600	3,193,580
Xerox Corp.	186,701	2,322,560
Xilinx, Inc.	42,502	2,010,770
Yahoo!, Inc.(a)	154,519	5,428,252

		499,687,474

Materials – 3.5%
Air Products & Chemicals, Inc.	34,009	4,374,238
Airgas, Inc.	11,600	1,263,356
Alcoa, Inc.	195,249	2,907,258

See Notes to Financial Statements.

33

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Materials – (continued)
Allegheny Technologies, Inc.	17,228	$776,983
Ball Corp.	25,024	1,568,504
Bemis Co., Inc.	17,462	710,005
CF Industries Holdings, Inc.	9,250	2,224,902
Dow Chemical Co.	197,728	10,175,083
E.I. du Pont de Nemours & Co.	150,612	9,856,049
Eastman Chemical Co.	24,808	2,166,979
Ecolab, Inc.	43,766	4,872,906
FMC Corp.	21,400	1,523,466
Freeport-McMoRan Copper & Gold, Inc. Class B	171,004	6,241,646
International Flavors & Fragrances, Inc.	13,031	1,358,873
International Paper Co.	71,411	3,604,113
LyondellBasell Industries NV	68,500	6,689,025
MeadWestvaco Corp.	28,820	1,275,573
Monsanto Co.	86,055	10,734,501
Mosaic Co.	54,900	2,714,805
Newmont Mining Corp.	78,406	1,994,649
Nucor Corp.	51,654	2,543,959
Owens-Illinois, Inc.(a)	26,300	911,032
Plum Creek Timber Co., Inc.	31,411	1,416,636
PPG Industries, Inc.	23,271	4,890,401
Praxair, Inc.	48,411	6,430,917
Sealed Air Corp.	31,392	1,072,665
Sherwin-Williams Co.	14,196	2,937,294
Sigma-Aldrich Corp.	19,134	1,941,718
United States Steel Corp.	21,478	559,287
Vulcan Materials Co.	21,361	1,361,764
Weyerhaeuser Co.	94,874	3,139,381

		104,237,968

Telecommunication Services – 2.5%
AT&T, Inc.	860,350	30,421,976
CenturyLink, Inc.	99,565	3,604,253
Crown Castle International Corp.	53,500	3,972,910
Frontier Communications Corp.	165,844	968,529
Verizon Communications, Inc.	681,066	33,324,559
Windstream Holdings, Inc.	99,213	988,162

		73,280,389

Utilities – 3.1%
AES Corp.	103,195	1,604,682
AGL Resources, Inc.	18,100	996,043
Ameren Corp.	37,560	1,535,453
American Electric Power Co., Inc.	81,852	4,564,886
CenterPoint Energy, Inc.	69,711	1,780,419
CMS Energy Corp.	42,056	1,310,044
Consolidated Edison, Inc.	47,252	2,728,331
Dominion Resources, Inc.	94,562	6,763,074
DTE Energy Co.	27,484	2,140,179
Duke Energy Corp.	115,383	8,560,265
Edison International	52,219	3,034,446
Entergy Corp.	28,998	2,380,446
Exelon Corp.	140,043	5,108,769
FirstEnergy Corp.	67,022	2,327,004
Integrys Energy Group, Inc.	12,916	918,715
NextEra Energy, Inc.	71,621	7,339,720
NiSource, Inc.	50,582	1,989,896
Northeast Utilities	50,060	2,366,336
NRG Energy, Inc.	59,500	$2,213,400
Oneok, Inc.	36,400	2,478,112
Pepco Holdings, Inc.	41,200	1,132,176
PG&E Corp.	75,926	3,645,967
Pinnacle West Capital Corp.	17,860	1,033,022
PPL Corp.	100,475	3,569,877
Public Service Enterprise Group, Inc.	80,924	3,300,890
SCANA Corp.	22,300	1,199,963
Sempra Energy	36,886	3,862,333
Southern Co.	144,343	6,550,285
TECO Energy, Inc.	34,951	645,894
Wisconsin Energy Corp.	38,100	1,787,652
Xcel Energy, Inc.	79,051	2,547,814

		91,416,093

TOTAL COMMON STOCKS (Cost: $1,286,945,598)		2,873,260,627

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(d)(e) 0.03% due 07/17/2014	$400,000	399,996
U.S. Treasury Bill(b)(d)(e) 0.01% due 08/07/2014	3,760,000	3,759,961

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $4,159,957)		4,159,957

	Shares
MONEY MARKET FUND – 2.7%
State Street Institutional Liquid Reserves Fund 0.06%(c)(f)	78,496,726	78,496,726

TOTAL MONEY MARKET FUND (Cost: $78,496,726)		78,496,726

TOTAL INVESTMENTS(g)† – 100.0% (Cost $1,369,602,281)		2,955,917,310
Other Assets in Excess of Liabilities – 0.0%		502,378

NET ASSETS – 100.0%		$2,956,419,688

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase

(e)

Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

PLC	= Public Limited Company

REIT	= Real Estate Investment Trust

See Notes to Financial Statements.

34

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2014 (Unaudited)

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2014	809	$78,974,580	$973,828

Total unrealized appreciation on open futures contracts purchased			$973,828

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending June 30, 2014 were as follows:

Security Description	Number of shares held at 12/31/13	Shares purchased for the six months ended 06/30/14	Shares sold for the six months ended 06/30/14	Number of shares held at 06/30/14	Value at 06/30/14	Income earned for the six months ended 06/30/14	Realized gain/loss on shares sold for the six months ended 06/30/14
State Street Corp.	72,725	–	–	72,725	$4,891,483	$40,725	$–
State Street Institutional Liquid Reserves Fund	41,178,491	183,056,963	145,738,728	78,496,726	78,496,726	17,893	–

See Notes to Financial Statements.

35

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,288,715,781)	$2,872,529,101
Investments in non-controlled affiliates at market value (identified cost $80,886,500) (Note 4)	83,388,209

Total investments at market value (identified cost $1,369,602,281)	2,955,917,310
Cash	5,756
Daily variation margin on futures contracts	15,958
Dividends and interest receivable	3,017,829
Dividend receivable from non-controlled affiliates (Note 4)	21,818

Total assets	2,958,978,671

Liabilities
Investment securities purchased	2,505,094
Management fees payable (Note 4)	53,889

Total liabilities	2,558,983

Net Assets	$2,956,419,688

See Notes to Financial Statements.

36

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $67,446)	$27,661,125
Dividend income – non-controlled affiliated issuer	58,618
Interest	18,460

Total investment income	27,738,203

Expenses
Management fees (Note 3)	616,984

Total expenses	616,984

Net Investment Income	27,121,219

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	$5,557,485
Futures contracts	5,254,052

10,811,537

Net change in net unrealized appreciation (depreciation) on:
Investments	157,105,308
Futures contracts	(744,139)

156,361,169

Net realized and unrealized gain	167,172,706

Net Increase in Net Assets Resulting From Operations	$194,293,925

See Notes to Financial Statements.

37

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$27,121,219	$49,096,073
Net realized gain on investments and futures contracts	10,811,537	26,611,003
Net change in net unrealized appreciation on investments and futures contracts	156,361,169	590,532,985

Net increase in net assets from operations	194,293,925	666,240,061

Capital Transactions:
Contributions	133,288,038	235,748,437
Withdrawals	(110,756,353)	(217,635,806)

Net increase (decrease) in net assets from capital transactions	22,531,685	18,112,631

Net Increase in Net Assets	216,825,610	684,352,692
Net Assets
Beginning of period	2,739,594,078	2,055,241,386

End of period	$2,956,419,688	$2,739,594,078

See Notes to Financial Statements.

38

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,956,420		$2,739,594	$2,055,241	$1,825,528	$2,098,137	$1,893,386
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.98	%*	2.05%	2.26%	2.04%	1.99%	2.28%
Portfolio turnover rate(a)	2%		4%	9%	15%	12%	19%
Total return(b)	7.09%		32.30%	15.97%	2.03%	15.08%	26.50%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

*	Annualized

See Notes to Financial Statements.

39

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2014, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of nontransferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of

40

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,873,260,627	$–	$–	$2,873,260,627
U.S. Government Securities	–	4,159,957	–	4,159,957
Money Market Fund	78,496,726	–	–	78,496,726

TOTAL INVESTMENTS	2,951,757,353	4,159,957	–	2,955,917,310
OTHER ASSETS:
Futures contracts*	973,828	–	–	973,828

TOTAL ASSETS	$2,952,731,181	$4,159,957	$–	$2,956,891,138

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the year ended June 30, 2014, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

41

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2013, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2014, tax years 2010 through 2013 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2014, the tax cost of investments was $1,369,602,281 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,595,478,977 and $9,163,948, respectively, resulting in net appreciation of $1,586,315,029 for all securities as computed on a federal income tax basis.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio

42

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$973,828	$973,828

Transactions in derivative instruments during the six months ended June 30, 2014, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$5,254,052	$5,254,052

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$(744,139)	$(744,139)

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the six months ended June 30, 2014 was $56,966,472.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

3.	Securities Transactions

For the six months ended June 30, 2014, purchases and sales of investment securities, excluding short-term investments, and futures contracts, aggregated to $66,824,862 and $46,744,176, respectively.

43

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2014 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSgA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

44

State Street Equity 500 Index Portfolio

General Information

June 30, 2014 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how a Portfolio voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Interestholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of interestholders and provide final results. Interestholders were asked to participate in a special meeting of shareholders on December 19, 2013 which was adjourned to January 24, 2014, February 19, 2014 and February 27, 2014 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the following tables.

All Portfolios

Proposal 1: To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
William L. Marshall	63,998,349,280.973	515,987,991.600
Patrick J. Riley	63,998,239,806.049	516,097,466.524
Richard D. Shirk	63,939,883,356.105	574,453,916.468
Bruce D. Taber	63,998,340,365.432	515,996,907.141
Scott F. Powers	63,998,338,158.836	515,999,113.737
Michael F. Holland	48,295,171,711.119	16,219,165,561.454
William L. Boyan	56,072,188,279.781	8,442,148,992.792
Rina K. Spence	56,072,118,146.029	8,442,219,126.544
Douglas T. Williams	56,072,132,766.923	8,442,204,505.650
James E. Ross	61,492,256,811.138	3,022,080,461.435

Proposal 3: To approve an Amended and Restated Agreement and Declaration of Trust for the State Street Master Funds:

For	Against	Abstentions	Broker Non-Votes
52,300,332,703.204	8,917,011,968.752	3,296,992,600.617	N/A

45

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Interestholder Meeting Results — (continued)

State Street Equity 500 Index Portfolio

Proposal 4.A-4.F: To approve an amendment to the Fund’s fundamental investment restriction with respect to:

Proposal 4.A – Concentrating investments in an industry:

For	Against	Abstentions	Broker Non-Votes
105,093,700.452	1,402,997.816	4,085,947.202	N/A

Proposal 4.B – Borrowing money and issuing senior securities:

For	Against	Abstentions	Broker Non-Votes
104,676,501.556	1,702,348.915	4,203,794.998	N/A

Proposal 4.C – Making loans:

For	Against	Abstentions	Broker Non-Votes
105,308,380.918	1,801,125.431	3,473,139.121	N/A

Proposal 4.D – Investment in commodities and commodity contracts:

For	Against	Abstentions	Broker Non-Votes
104,864,809.525	1,667,835.833	4,050.000.112	N/A

Proposal 4.E – Investment in real estate:

For	Against	Abstentions	Broker Non-Votes
105,690,965.328	1,426,846.336	3,464,833.806	N/A

Proposal 4.F – Participation in the underwriting of securities:

For	Against	Abstentions	Broker Non-Votes
105,630,262.322	1,615,582.000	3,336,801.148	N/A

Proposal 4.H – To approve the elimination of the Fund’s fundamental investment restriction with respect to diversification of investments:

For	Against	Abstentions	Broker Non-Votes
104,877,291.492	1,636,054.733	4,069,299.245	N/A

Proposal 5 – To make the fundamental investment objective of certain Funds non-fundamental:

For	Against	Abstentions	Broker Non-Votes
37,925,552.405	68,324,679.120	4,332,413.945	N/A

46

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser or sub-adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met in Executive Sessions on March 20, 2014, April 14, 2014 and June 19, 2014 to consider a proposal to approve, with respect to each portfolio series of the each Trust (each, a “Fund” and collectively, the “Funds”), the initial approval an investment agreement and sub-advisory agreement for certain Funds and, for certain funds, the continuation of the investment advisory agreement and sub-advisory agreements, as applicable, with SSgA Funds Management, Inc. (the “Adviser”), and, for certain funds, CBRE Clarion Securities, LLC (the “Sub-Adviser”) (the “Advisory Agreements”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent provider of investment company data, which includes for each Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended March 31, 2014, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]

Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustee before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

47

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

¡	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, as applicable, including their investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits received by the Adviser and Sub-Adviser, as applicable, as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits received in connection with the Funds’ brokerage; and

•

Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Adviser in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser, and Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	A copy of each Code of Ethics adopted by the Adviser and Sub-Adviser, together with information relating to compliance with and the administration of such Codes;

•	A copy of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser.

48

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreements, Sub-Advisory Agreements and agreements with other service providers of the Funds;

•

Draft responses to letter dated February 23, 2014 from Joseph P. Barri, LLC (counsel to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information, from each of:

¡

The Adviser, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

¡

State Street Bank and Trust Company (“State Street”), the administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

¡

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from the Adviser, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter dated February 23, 2014 from Joseph P. Barri, LLC prior to the Executive Session of the Board on June 19, 2014.

•

Excerpts from the Funds’ most recent prospectuses, statements of additional information and respective annual reports for the fiscal year ended December 31, 2013, including (i) the latest prospectus descriptions of each Fund’s investment objectives, strategies and authorized investment techniques and investments; and (ii) the latest Annual Shareholder Report for each Fund, including Portfolio Management Discussion of Performance, as prepared by its portfolio management team, together with a graphic comparison of the performance of each Fund with its benchmark index, for its fiscal year December 31, 2013;

•

Lipper materials dated March 2014, obtained by an Independent Trustee and circulated to the other Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the

49

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on June 19, 2014 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of, as applicable, the Advisory Agreements and Sub-Advisory Agreements effective July 1, 2014, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser and Sub-Adviser, as applicable.

The Board considered the Adviser’s and Sub-Adviser’s, as applicable, management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser and Sub-Adviser, as applicable, in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks. With respect to those Funds that operate as money market mutual funds, the Board considered the Adviser’s success in maintaining the constant dollar value of each Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Adviser, Sub-Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

50

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and Sub-Adviser, as applicable, can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended March 31, 2014.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. The Board also considered the fees that Adviser pays to the Sub-Adviser for its services to the applicable Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Adviser and the Affiliated Service Providers in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

51

State Street Equity 500 Index Portfolio

General Information — (continued)

June 30, 2014 (Unaudited)

Advisory Agreement Renewal — (continued)

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

52

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Scott F. Powers

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206 IBG-12391	SSITEQSAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains new procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those new procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 8, 2014

By:	/s/ Laura Dell
Laura Dell
Treasurer (Principal Financial and Accounting Officer)

Date:	September 8, 2014